YEAR 2000 ISSUES (UNAUDITED)

  The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund' s other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

   We are pleased to report the performance for Dreyfus Premier Limited Term High Income Fund for the 12-month period ended December 31, 1998, as shown in the following table:

                                                                         Approximate                  Distribution Rate

                                         Total Return*                Income Dividends                   Per Share**
                                         ___________                   _______________                  ______________
  Class A Shares                            -0.10%                         $1.140                           9.62%

  Class B Shares                            -0.61%                         $1.079                           9.52%

  Class C Shares                            -0.93%                         $1.048                           9.25%

  Class R Shares                            -0.14%                         $1.170                          10.34%

  Merrill Lynch High Yield

    Master II Index***                      -2.95%

ECONOMIC REVIEW

   During 1998, the main regions of the world had very different economic fundamentals. The U.S. entered the year with a strong economy and near full employment, with unemployment only slightly above 4%. The tight labor market led the Federal Reserve Board (the "Fed") to contemplate a rise in interest rates early in the year, but world economic weakness generated such powerful anti-inflation forces that the Fed acted instead to ease credit beginning in September. After many years of subpar economic growth, continental Europe moved into a sustained economic expansion. The overall European economy benefited as interest rates in peripheral countries such as Spain and Italy fell, approaching the lower levels established by Germany, on the eve of currency unification. Unlike the U.S., Europe has substantial excess capacity of productive plant and labor. In Asia, weak economies were pervasive as a result of a financial crisis. The Latin American economies weakened in turn as the financial stresses spread throughout that region. On balance, there was a substantial weakening of the world economy over the course of 1998 moderated mainly by the American consumer's role as "spender of last resort."

   A main influence on the U.S. economy during the year was the foreign financial crisis and consequent cooling of the world economy. The positive effects hit first. Actual inflation and expected inflation dropped, causing a decline in long-term Treasury bond yields and mortgage rates. This caused a boom in housing. The fall in inflation left more of the growth in consumer income with which to buy goods and services. Thus, consumers benefited from a combination of good growth in income after inflation, a strong labor market, and increases in the prices of assets they owned, including bonds, stocks and real estate. In a sense, 1998 was a year of disinflationary boom in the U.S., as above-trend economic growth coincided with negligible inflation.

   The negative effect of Asian weakness was felt in the industrial sector more than in the consumer sector. Corporate profits weakened, especially in sectors affected by the Asian crisis such as world-traded commodities (oil, metals and paper) and exports.

   Evidence of a weaker world economy accumulated during 1998 as the financial stresses continued. A worsened financial crisis occurred between the Russian default in mid-August and the fallout from the Long-Term Capital Management hedge fund crisis through early October. However, energetic steps were taken to stabilize the Japanese banks, design a support package for Brazil, ease monetary policy, and help overinvested financial institutions rebuild their cash reserves. Indications of a calming of financial fears were evident in the final months of the year. In any case, there appears to have been a shift in the priorities of key policymakers from fighting potential inflation to restimulating future world economic growth.

   The global economy survived a triple financial crisis in 1998 from Japan, emerging market countries and overextended financial institutions. Excess capacity persists in many worldwide industries after years of high capital spending followed by the onset of a worldwide weakening in demand. Fortunately, the U.S. has led the world in making the transition from the old manufacturing industries to the new growth industries, such as biotechnology, software, computer hardware and the Internet. This contributed to the favorable combination of low unemployment and low inflation in the U.S., and may yet lead toward more efficient allocation of capital elsewhere in the world.

As 1998 ended, interest rates set by central banks remained in a downtrend in most parts of the world including Europe and the U.S. A similar trend had even begun in many emerging countries, as the stresses of financial crisis relaxed.

MARKET OVERVIEW

   The high-yield market had an extremely volatile year in 1998. The Merrill Lynch High Yield Master II Index was up over 5% on the year late in July as the market rallied and fears that the 1997 Asian crisis would expand subsided. However, the Russian financial crisis triggered a global flight to quality that roiled the equity, high-yield, and emerging markets. The Index sank to its lowest point in mid-October at -3.7% on the year, and finished 1998 up only approximately 3% as the markets began their recovery.

   Spreads over treasuries for all the major high-yield indices widened in October to levels not seen since the high-yield market meltdown in 1990. At that time the high-yield market suffered several strong and simultaneous shocks: 1) the demise of Drexel Burnham Lambert, the predominant market maker of high-yield securities; 2) the incarceration of Michael Milkin, frequently credited as the founder of the modern high-yield market; 3) bankruptcy rates around 10%; and 4) regulatory changes that forced insurance funds and savings and loan institutions, the largest holders of high-yield debt at the time, to unload their high-yield assets.

   What is significant about this level of volatility in the high-yield market in 1998 is that it is largely the result of external events, financial crises in Russia and Southeast Asia, rather than domestic credit deterioration that is both fundamental and widespread. In our opinion, there was not a surge in bankruptcy rates or a slew of credit rating downgrades to justify the depths to which the high-yield market sank in October. It could be said that the market was trading too rich last Spring, but then it could also be said that the market was too cheap in the Fall.

There was a rebound in November as money flowed into high-yield mutual funds.
It was followed by a slight early December correction as too many issuers tried to complete bond offerings before the holiday break. We think that the balance between cash inflow and new issue supply should continue to dominate the high yield market. In our opinion, the two main concerns will be the potential for too much supply and for future worldwide economic shocks.

PORTFOLIO OVERVIEW

   The Fund' s focus on high-yield assets with relatively short effective maturities--inside three years on average--insulated it somewhat from the recent high-yield market gyrations.

   The major factors that helped reduce the Fund's total return were the Fund's average portfolio credit rating of single B and its holdings of yield-to-call bonds. Essentially all high-yield bonds suffered from investors' flight to quality in the third quarter of 1998. The higher-rated BB bonds tended to fare better than lower-rated, high-yield bonds, however. They were also the first to rebound in November. In addition, bonds that the market had priced with the expectation of a call in the near future suffered from lower expectations of credit availability.

   Two factors that helped the Fund were its relatively short average effective maturity and low exposure to emerging market volatility. Emerging market bonds comprised less than 3% of total assets at the end of the reporting period, and that is not expected to increase at this time.

   While the high-yield market seems to have stabilized at the end of 1998, its sharp reaction to economic affairs in Russia revealed its underlying skittishness. Further economic upsets in other emerging markets are possible and their effects would be difficult to forecast at this time. High-yield investors concerned about worldwide economic stability can consider higher-rated credits or those with short effective maturities as defensive investments.

               Sincerely,


               [Roger King signature]



               Roger King

               Portfolio Manager

January 22, 1999

New York, N.Y.

*Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the contingent deferred sales charge imposed on redemptions in the case of Class B and Class C shares.

**Distribution rate per share is based upon dividends per share paid from net investment income during the period divided by the maximum offering price per share at the end of the period in the case of Class A shares, or the net asset value per share in the case of Class B, Class C and Class R shares.

***SOURCE: MERRILL LYNCH, PIERCE, FENNER AND SMITH, INC. The Merrill Lynch High Yield Master II Index is a market-capitalization weighted index including all domestic and Yankee high yield bonds with at least $100 million par amount outstanding and greater than or equal to one year to maturity. All dividends and capital gain distributions are reinvested. The Index does not take into account charges, fees and other expenses.


DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND               DECEMBER 31, 1998
-----------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND CLASS A SHARES, CLASS B SHARES, CLASS C SHARES AND CLASS R
            SHARES AND THE MERRILL LYNCH HIGH YIELD MASTER II INDEX

$11,176

Merrill Lynch High Yield Master II Index*

                                    Dollars

$10,559

Dreyfus Premier Limited Term High Income Fund (Class R Shares)

$10,399

Dreyfus Premier Limited Term High Income Fund (Class C Shares)

$10,078

Dreyfus Premier Limited Term High Income Fund (Class B Shares)

$10,053

Dreyfus Premier Limited Term High Income Fund (Class A Shares)

*Source: Merrill Lynch, Pierce, Fenner and Smith Inc.

Average Annual Total Returns
-----------------------------------------------------------------------------

           Class A Shares                          Class B Shares

_______________________________________________________  _______________________
__________________________________

                                                                                                             % Return Reflecting

                                               % Return                                                     Applicable Contingent

                                              Reflecting                                      % Return         Deferred Sales

                        % Return Without    Maximum Initial                                  Assuming No         Charge Upon

Period Ended 12/31/98     Sales Charge    Sales Charge (4.5%)     Period Ended 12/31/98      Redemption          Redemption*

___________________       ____________     ________________       _________________          __________       _________________
1 Year                      -0.10%            -4.62%               1 Year                     -0.61%             -4.24%

From Inception (6/2/97)      3.30              0.33                From Inception (6/2/97)     2.77               0.49%

                       Class C Shares                                                    Class R Shares

_______________________________________________________           _________________________________________________________


                                          % Return Reflecting

                                         Applicable Contingent

                             % Return       Deferred Sales

                             Assuming         Charge Upon

Period Ended 12/31/98      No Redemption     Redemption**         Period Ended 12/31/98

___________________       ____________    __________________      _________________

1 Year                       -0.93%            -1.84%             1 Year                        0.14%

From Inception (6/2/97)       2.51              2.51              From Inception (6/2/97)       3.50
------------------------

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class B, Class C and Class R shares of Dreyfus Premier Limited Term High Income Fund on 6/2/97 (Inception Date) to a $10,000 investment made in the Merrill Lynch High Yield Master II Index on that date. For comparative purposes, the value of the index on 5/31/97 is used as the beginning value on 6/2/97. All dividends and capital gain distributions are reinvested.

The Fund seeks to achieve its objective by investing in lower rated fixed-income securities and by maintaining an effective average portfolio maturity of 4 years or less and an effective average duration of 3.5 years or less. The Fund's performance shown in the line graph takes into account the maximum initial sales charge on Class A shares, the maximum contingent deferred sales charge on Class B and Class C shares and all other applicable fees and expenses on all classes. The Merrill Lynch High Yield Master II Index is a market capitalization weighted index including all domestic and Yankee high-yield bonds with at least $100 million par amount outstanding and greater than or equal to one year to maturity. Both interest and price changes are calculated daily based on an accrued schedule and trader pricing. The Index does not take into account charges, fees and other expenses. Further information relating to Fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report

*The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years.

**The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                    DECEMBER 31, 1998

                                                                                                Principal

Bonds and Notes--94.4%                                                                           Amount               Value
-------------------------------------------------------                                       _______________    _______________

Aircraft & Aerospace--4.0%  AM General, Ser. B,
                                        Sr. Notes, 12.875%, 2002 . . . . . . . . . . . . .      $..13,000,000     $  11,765,000

                                    Aircraft Lease Portfolio Securitisation 96-1

                                        Pass Through Trust, Ctfs.,

                                        Cl. D, 12.75%, 2006  . . . . . . . . . . . . . . .            906,620           874,888

                                    American Pacific,

                                        Sr. Notes, 9.25%, 2005 . . . . . . . . . . . . . .          7,000,000         6,965,000

                                    Burke Industries,

                                        Sr. Notes, 9.719%, 2007  . . . . . . . . . . . . .          7,000,000 (a)     6,510,000

                                    Level 3 Communications,

                                        Sr. Sub. Notes, 10.375%, 2007  . . . . . . . . . .          8,000,000         8,820,000

                                    Sequa,

                                        Sr. Sub. Notes, 9.375%, 2003 . . . . . . . . . . .          1,500,000         1,546,875

                                                                                                                  _____________

                                                                                                                     36,481,763

                                                                                                                  _____________

                  Automotive--2.8%  Aetna Industries,

                                        Sr. Notes, 11.875%, 2006 . . . . . . . . . . . . .         11,000,000        11,605,000

                                    Hayes Lemmerz International,

                                        Sr. Sub. Notes, 11%, 2006  . . . . . . . . . . . .          7,000,000         7,805,000

                                    Penda, Ser. B,

                                        Sr. Notes, 10.75%, 2004  . . . . . . . . . . . . .          5,913,000         5,883,435

                                                                                                                  _____________

                                                                                                                     25,293,435

                                                                                                                  _____________

                      Banking--.2%  Republic National Bank of New York,

                                        Deb., 9.65%, 2003  . . . . . . . . . . . . . . . .          2,000,000 (b)     1,483,982

                                                                                                                  _____________

                Broadcasting--3.9%  Azteca Holdings, S.A. de C.V.,

                                        Sr. Secured Notes, 11%, 2002 . . . . . . . . . . .          5,500,000         4,675,000

                                    Capstar Broadcasting Partners,

                                        Sr. Discount Notes, Zero Coupon, 2002  . . . . . .          1,750,000 (c)     1,426,250

                                    Lin Holdings,

                                        Sr. Discount Notes, Zero Coupon, 2003  . . . . . .         12,000,000 (c)     8,460,000

                                    Paxson Communications,

                                        Sr. Sub. Notes, 11.625%, 2002  . . . . . . . . . .          8,000,000         8,240,000

                                    Scandinavian Broadcasting System,

                                        Conv. Sub. Notes., 7%, 2004  . . . . . . . . . . .          4,700,000 (b)     4,993,750

                                    Spanish Broadcasting,

                                        Sr. Notes, 12.5%, 2002 . . . . . . . . . . . . . .          5,300,000         5,750,500

                                    Univision Network Holding,

                                        Sub. Notes, 7%, 2002 . . . . . . . . . . . . . . .          2,550,575         1,837,500

                                                                                                                _____________

                                                                                                                     35,383,000

                                                                                                                _____________

            Cable Television--9.1%  Diamond Cable Communications,

                                        Sr. Discount Notes, Zero coupon, 2000  . . . . . .          9,950,000 (c)     8,283,375

                                    Digital Television Service/Capital, Ser. B,

                                        Sr. Sub. Notes, 12.5%, 2007  . . . . . . . . . . .         14,500,000        15,877,500

                                    EchoStar Communications,

                                        Sr. Discount Notes, Zero Coupon, 1999  . . . . . .          4,000,000 (c)     4,140,000

                                    EchoStar DBS,

                                        Sr. Notes, 12.5%, 2002 . . . . . . . . . . . . . .          5,500,000         6,352,500

DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                        DECEMBER 31, 1998

                                                                                                 Principal

Bonds and Notes (continued)                                                                       Amount               Value
-------------------------------------------------------                                       _______________    _______________

      Cable Television (continued)  EchoStar Satellite Broadcast,

                                        Sr. Discount Notes, Zero Coupon, 2000  . . . . . .     $....6,250,000 (c)   $ 6,218,750

                                    Galaxy Telecom,

                                        Sr. Sub. Notes, 12.375%, 2005  . . . . . . . . . .         10,400,000        11,596,000

                                    Kabelmedia Holdings GMBH,

                                        Sr. Discount Notes, Zero Coupon, 2001  . . . . . .          6,000,000 (c)     5,070,000

                                    NTL, Senior Discount Notes:

                                        Zero Coupon, 2000  . . . . . . . . . . . . . . . .          7,000,000 (c)     5,950,000

                                        Ser. A, Zero Coupon, 2000  . . . . . . . . . . . .          5,500,000 (c)     5,005,000

                                        Ser. B, Zero Coupon, 2001  . . . . . . . . . . . .          2,364,000 (c)     1,950,300

                                    Pegasus Media & Communications, Ser. B,

                                        Sr. Sub. Notes, 12.5%, 2005  . . . . . . . . . . .         10,000,000        11,050,000

                                                                                                                  _____________

                                                                                                                     81,493,425

                                                                                                                  _____________

            Casinos & Gaming--1.4%  Hollywood Casino,

                                        Sr. Secured Notes, 12.75%, 2003  . . . . . . . . .          7,176,000         7,642,440

                                    Majestic Star Casino,

                                        Sr. Exchange Secured Notes, 12.75%, 2003 . . . . .          3,500,000         3,648,750

                                    Waterford Gaming/Finance,

                                        Sr. Notes, 12.75%, 2003  . . . . . . . . . . . . .          1,419,000         1,560,900

                                                                                                                  _____________

                                                                                                                     12,852,090

                                                                                                                  _____________

         Commercial Mortgage

           Pass-Through Ctfs.--.7%  Nomura Depositor Trust:

                                        Ser. 1998 ST I, Cl. B-2, 9.797%, 2003  . . . . . .          5,000,000 (a,b)   4,336,719

                                        Ser. 1998 ST IA, Cl. B-2A, 9.797%, 2003  . . . . .          2,000,000 (a,b)   1,734,688

                                                                                                                _____________

                                                                                                                      6,071,407

                                                                                                                  _____________

                 Construction--.6%  ICF Kaiser International:

                                        Sr. Sub. Notes, 13%, 2003  . . . . . . . . . . . .          9,550,000         4,822,750

                                        Sr. Sub. Notes, 13%, 2003 (Units)  . . . . . . . .          1,500,000 (d)       712,500

                                                                                                                  _____________

                                                                                                                      5,535,250

                                                                                                                  _____________

                    Consumer--6.4%  BPC Holding, Ser. B,

                                        Sr. Secured Notes, 12.5%, 2006 . . . . . . . . . .          4,998,000         5,222,910

                                    Graham Packaging/GPC Capital, Ser. B,

                                        Floating Interest Rate Sub. Term
                                        Securities, 9.375%, 2008 . . . . . . . . . . . . .          1,500,000 (a)     1,477,500

                                    Hosiery Corp. of America,

                                        Sr. Sub. Exchange Notes, 13.75%, 2002  . . . . . .         12,000,000        12,360,000

                                    Loewen Group,

                                        Putable Asset Trust Securities, 6.7%, 1999 . . . .         30,250,000 (b)    29,191,250

                                    Sharp Do Brazil,

                                        Medium-Term Notes, 9.625%, 2000  . . . . . . . . .          3,500,000 (e)     1,710,625

                                    Sweetheart Cup,

                                        Gtd. Sr. Notes, 9.625%, 2000 . . . . . . . . . . .          9,000,000         8,145,000

                                                                                                                  _____________

                                                                                                                     58,107,285

                                                                                                                  _____________

DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                        DECEMBER 31, 1998

                                                                                                 Principal

Bonds and Notes (continued)                                                                       Amount               Value
-------------------------------------------------------                                       _______________    _______________

                       Energy--3.1% Clark USA, Ser. B,

                                        Sr. Notes, 10.875%, 2005 . . . . . . . . . . . . .     $....5,386,000    $    4,982,050

                                    DeepTech International,

                                        Sr. Secured Notes, 11%, 2000 . . . . . . . . . . .          3,000,000 (b)     3,037,500

                                    Gerrity Oil & Gas,

                                        Sr. Sub. Notes, 11.75%, 2004 . . . . . . . . . . .          2,960,000         3,004,400

                                    Kelly Oil & Gas,

                                        Conv. Sub. Notes, 7.875%, 1999 . . . . . . . . . .          4,996,000         4,858,610

                                    Rutherford-Moran Oil,

                                        Sr. Sub. Notes, 10.75%, 2004 . . . . . . . . . . .          9,940,000        11,778,900

                                                                                                                  _____________

                                                                                                                     27,661,460

                                                                                                                  _____________

               Entertainment--5.7%  American Skiing, Ser. B,

                                        Sr. Sub. Notes, 12%, 2006  . . . . . . . . . . . .         20,915,000        21,856,175

                                    Discovery Zone:

                                        Sr. Secured Notes, 13.5%, 2002 . . . . . . . . . .          4,000,000         1,020,000

                                        Sr. Secured Notes, 13.5%, 2002 (Units) . . . . . .          2,200,000 (d)     2,211,000

                                    Intermedia Communications,

                                        Sr. Discount Notes, Zero Coupon, 2001  . . . . . .         15,000,000 (c)    11,812,500

                                    Premier Parks, Ser. A,

                                        Sr. Notes, 12%, 2003 . . . . . . . . . . . . . . .          1,500,000         1,638,750

                                    Six Flags Theme Parks, Ser. A,

                                        Sr. Sub. Notes, 12.25%, 2005 . . . . . . . . . . .          5,000,000         5,575,000

                                    United Artists Theatres, Ser. B,

                                        Floating Rate Sr. Sub. Notes, 9.75%, 2007  . . . .          8,000,000 (a)     7,400,000

                                                                                                                  _____________

                                                                                                                     51,513,425

                                                                                                                  _____________

       Financial/Asset-Backed--.2%  Commercial Loan Funding Trust I,

                                        Floating Rate Sub. Notes,

                                        Cl. D1, 18%, 2005  . . . . . . . . . . . . . . . .          4,500,000 (f)     1,350,000

                                    Imperial Credit Capital Trust I, Ser. A,

                                        Remarketed Par Securities, 10.25%, 2002  . . . . .            500,000           380,223

                                                                                                                  _____________

                                                                                                                      1,730,223

                                                                                                                  _____________

            Food & Beverages--5.1%  Chiquita Brands International:

                                        Conv. Sub. Notes, 7%, 2001 . . . . . . . . . . . .          5,500,000 (b)     5,005,000

                                        Conv. Sub. Notes, 7%, 2001 . . . . . . . . . . . .          2,450,000         2,229,500

                                    Envirodyne Industries:

                                        Ser. B, Sr. Secured Notes, 12%, 2000 . . . . . . .            905,000           909,525

                                        Sr. Notes, 10.25%, 2001  . . . . . . . . . . . . .         14,000,000        11,270,000

                                    Pilgrims Pride,

                                        Sr. Notes, 10.875%, 2003 . . . . . . . . . . . . .          2,000,000         2,070,000

                                    RC/Arbys,

                                        Sr. Secured Notes, 9.75%, 2000 . . . . . . . . . .          2,485,000         2,447,725

                                    Sun World International, Ser. B,

                                        First Mortgage, 11.25%, 2004 . . . . . . . . . . .         21,000,000        22,365,000

                                                                                                                  _____________

                                                                                                                     46,296,750

                                                                                                                  _____________

DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                        DECEMBER 31, 1998

                                                                                                 Principal

Bonds and Notes (continued)                                                                       Amount               Value
-------------------------------------------------------                                       _______________    _______________

               Forest Products--7.9% Maxxam Group Holdings,

                                        Sr. Secured Notes, 12%, 2003 . . . . . . . . . . .      $..45,115,000     $  45,340,575

                                    Stone Container:

                                        Sr. Notes, 9.875%, 2001  . . . . . . . . . . . . .          3,500,000         3,561,250

                                        Sr. Sub. Deb., 12.25%, 2002 (UNITS)  . . . . . . .         10,925,000 (d)    11,006,937

                                        Sr. Sub. Notes, 11%, 1999  . . . . . . . . . . . .            500,000           510,000

                                    Stone Container Finance,

                                        Gtd. Sr. Notes, 11.5%, 2006  . . . . . . . . . . .         10,000,000 (b)    10,450,000

                                                                                                                  _____________

                                                                                                                     70,868,762

                                                                                                                  _____________

                   Healthcare--.3%  Eye Care Centers of America,

                                        Floating Interest Rate Sub.

                                        Term Securities, 8.95%, 2008 . . . . . . . . . . .          3,000,000 (b)     2,842,500

                                                                                                                  _____________

                  Industrial--4.7%  Anacomp, Ser. C,

                                        Sr. Notes, 10.875%, 2004 . . . . . . . . . . . . .          5,000,000         5,175,000

                                    Applied Extrusion Technology, Ser. B,

                                        Sr. Notes, 11.5%, 2002 . . . . . . . . . . . . . .         11,380,000        11,920,550

                                    HCC Industries,

                                        Gtd. Sr. Sub. Notes, 10.75%, 2007  . . . . . . . .          6,360,000         6,137,400

                                    Interlake,

                                        Sr. Sub. Deb. 12.125%, 2002  . . . . . . . . . . .         10,000,000        10,250,000

                                    Petro Stopping Centers/Financial,

                                        Sr. Notes, 10.5%, 2007 . . . . . . . . . . . . . .          7,800,000         8,190,000

                                    Vicap, S.A. de C.V.,

                                        Gtd. Sr. Notes, 10.25%, 2002 . . . . . . . . . . .            500,000           467,500

                                                                                                                  _____________

                                                                                                                     42,140,450

                                                                                                                  _____________

                      Metals--5.2%  Kaiser Aluminum & Chemical,

                                        Sr. Notes, 9.875%, 2002  . . . . . . . . . . . . .          5,000,000         4,975,000

                                    Northwestern Steel & Wire,

                                        Sr. Notes, 9.5%, 2001  . . . . . . . . . . . . . .          5,000,000         3,025,000

                                    Renco Metals,

                                        Sr. Notes, 11.5%, 2003 . . . . . . . . . . . . . .         13,495,000        13,967,325

                                    Republic Engineered Steels,

                                        First Mortgage, 9.875%, 2001 . . . . . . . . . . .          6,290,000         6,462,975

                                    Russel Metals,

                                        Sr. Notes, 10.25%, 2000  . . . . . . . . . . . . .         18,500,000        18,407,500

                                                                                                                  _____________

                                                                                                                     46,837,800

                                                                                                                  _____________

                       Other--1.2%  Pierce Leahy,

                                        Sr. Notes, 11.125%, 2006 . . . . . . . . . . . . .         10,000,000        11,100,000

                                                                                                                  _____________

                  Publishing--1.4%  American Media Operations,

                                        Sr. Sub. Notes, 11.625%, 2004  . . . . . . . . . .          7,350,000         7,533,750

                                    Day International Group, Ser. B,

                                        Sr. Notes, 11.125%, 2005 . . . . . . . . . . . . .          5,200,000         5,512,000

                                                                                                                  _____________

                                                                                                                     13,045,750

                                                                                                                  _____________

DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                        DECEMBER 31, 1998

                                                                                                 Principal

Bonds and Notes (continued)                                                                       Amount               Value
-------------------------------------------------------                                       _______________    _______________

                       Retail--3.6% Cafateria Operators

                                        (Gtd. by Furrs/Bishops Specialty Group),

                                        Sr. Secured Notes, 12%, 2001 . . . . . . . . . . .     $....7,481,649    $    7,668,691

                                    Corporate Express,

                                        Conv. Notes, 4.5%, 2000  . . . . . . . . . . . . .         20,590,000        17,810,350

                                    Michaels Stores,

                                        Conv. Sr. Notes, 6.75%, 2003 . . . . . . . . . . .          7,750,000         6,897,500

                                                                                                                  _____________

                                                                                                                     32,376,541

                                                                                                                  _____________

                     Shipping--.6%  Gearbulk Holding,

                                        Sr. Notes, 11.25%, 2004  . . . . . . . . . . . . .          2,000,000         2,120,000

                                    Stena AB,

                                        Sr. Notes, 10.5%, 2005 . . . . . . . . . . . . . .          3,500,000         3,631,250

                                                                                                                  _____________

                                                                                                                      5,751,250

                                                                                                                  _____________

                  Technology--2.6%  LAM Research,

                                        Conv. Notes, 5%, 2002  . . . . . . . . . . . . . .          6,750,000         5,332,500

                                    Samsung Electronics of America,

                                        Gtd. Notes, 9.75%, 2003  . . . . . . . . . . . . .          3,000,000 (b)     2,895,000

                                    The Learning Company,

                                        Conv. Sr. Notes, 5.5%, 2000  . . . . . . . . . . .         10,065,000         9,976,931

                                    Viasystems,

                                        Sr. Sub. Notes, 9.75%, 2007  . . . . . . . . . . .          5,750,000         5,405,000

                                                                                                                  _____________

                                                                                                                     23,609,431

                                                                                                                  _____________

Telecommunications/Carriers--7.5%   Call-Net Enterprises,

                                        Sr. Discount Notes, Zero Coupon, 1999  . . . . . .         11,600,000 (c)    11,310,000

                                    GST USA,

                                        Sr. Discount Notes, Zero Coupon, 2000  . . . . . .          2,500,000 (c)     1,806,250

                                    Hermes Europe Railtel,

                                        Sr. Notes, 11.5%, 2007 . . . . . . . . . . . . . .         14,750,000        15,708,750

                                    Intelcom Group (USA),

                                        Gtd. Secured Discount Notes,

                                        Zero Coupon, 2001  . . . . . . . . . . . . . . . .          1,770,000 (c)     1,327,500

                                    MJD Communications,

                                        Floating Rate Notes, 9.16%, 2008 . . . . . . . . .          9,000,000 (a)     8,775,000

                                    Mobile Telecommunications Technology,

                                        Sr. Notes, 13.5%, 2002 . . . . . . . . . . . . . .          4,800,000         5,460,000

                                    NEXTEL Communications,

                                        Sr. Notes, Zero Coupon, 2000 . . . . . . . . . . .          6,000,000 (c)     5,850,000

                                    Qwest Communications International, Ser. B,

                                        Sr. Notes, 10.875%, 2007 . . . . . . . . . . . . .          8,000,000         9,360,000

                                    Worldport International,

                                        Sr. Notes, 11.688%, 1999 . . . . . . . . . . . . .         10,000,000 (a,b)   8,000,000

                                                                                                                  _____________

                                                                                                                     67,597,500

                                                                                                                  _____________

DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                        DECEMBER 31, 1998

                                                                                                 Principal

Bonds and Notes (continued)                                                                       Amount               Value
-------------------------------------------------------                                       _______________    _______________

                      Textiles--.7% Sassco Fashions,

                                        Sr. Notes, 12.75%, 2004  . . . . . . . . . . . . .     $....5,700,000    $    5,671,500

                                    Texfi Industries,

                                        Sr. Sub. Deb., 8.75%, 1999 . . . . . . . . . . . .          5,100,000           484,500

                                                                                                                  _____________

                                                                                                                      6,156,000

                                                                                                                  _____________

              Transportation--3.7%  Atlantic Coast Airlines,

                                        Gtd. Pass-Through Ctfs.,

                                        Ser. 1977-1D, 7.97%, 2000  . . . . . . . . . . . .          1,540,219 (b)     1,547,920

                                    Eletson Holdings,

                                        First Pfd. Ship Mortgage Notes, 9.25%, 2003  . . .          1,750,000         1,671,250

                                    MTL,

                                        Floating Interest Rate Sub. Term

                                        Securities, 10.5%, 2006  . . . . . . . . . . . . .          5,000,000 (a,b)   4,850,000

                                    Midway Airlines,

                                        Pass-Through Ctfs.,

                                        Ser. 1998-1, Cl. D, 8.86%, 2003  . . . . . . . . .          4,502,000 (b)     4,513,255

                                    Moran Transportation, Ser. B,

                                        First Pfd. Ship Mortgage Notes, 11.75%, 2004 . . .          8,285,000         8,906,375

                                    USAir,

                                        Ser. 1993-A, Cl. A-2,

                                        Pass-Through Ctfs., 9.625%, 2003 . . . . . . . . .          3,855,000         4,173,180

                                    Union Pacific,

                                        Sub. Deb., 5.5%, 2033  . . . . . . . . . . . . . .          4,348,000         3,711,941

                                    ValuJet,

                                        Sr. Notes, 10.25%, 2001  . . . . . . . . . . . . .          7,675,000         4,259,625

                                                                                                                  _____________

                                                                                                                     33,633,546

                                                                                                                  _____________

                   Utilities--1.0%  Hidroelectrica Alicura,

                                        Deb., 8.375%, 1999 . . . . . . . . . . . . . . . .          3,000,000 (b)     2,970,000

                                    Hidroelectrica Piedra Aquila,

                                        Medium-Term Notes, 10.625%, 2001 . . . . . . . . .          7,000,000         5,687,500

                                                                                                                  _____________

                                                                                                                      8,657,500

                                                                                                                  _____________

    Wireless Communications--10.8%  Cencall Communications,

                                        Sr. Discount Notes, Zero Coupon, 1999  . . . . . .          3,000,000 (c)     2,955,000

                                    Clearnet Communications,

                                        Sr. Discount Notes, Zero Coupon, 2000  . . . . . .         14,100,000 (c)    12,126,000

                                    Comunicacion Celular,

                                        Sr. Discount Notes, Zero Coupon, 2000  . . . . . .         13,250,000 (c)     8,711,875

                                    Dial Call Communications,

                                        Sr. Discount Notes, 10.25%, 2005 . . . . . . . . .          3,000,000 (c)     3,007,500

                                    Microcell Telecommunications, Ser. B,

                                        Sr. Discount Notes, Zero Coupon, 2001  . . . . . .         10,000,000 (c)     7,475,000

                                    Occidente y Caribe Celular, Ser. B,

                                        Sr. Discount Notes, Zero Coupon, 2001  . . . . . .         11,000,000 (c)     8,167,500

                                    Omnipoint Communications,

                                        Floating Rate Notes, 8.53%, 2006 . . . . . . . . .          4,983,369 (a)     4,372,906

                                    Orion Network Systems,

                                        Sr. Discount Notes, Zero Coupon, 2002  . . . . . .         32,045,000 (c)    20,188,350

DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                        DECEMBER 31, 1998

                                                                                                 Principal

Bonds and Notes (continued)                                                                       Amount               Value
-------------------------------------------------------                                       _______________    _______________

Wireless Communications (continued) Pagemart Nationwide,

                                        Sr. Discount Notes, Zero Coupon, 2000  . . . . . .      $..13,500,000 (c)  $ 12,015,000

                                    WinStar Communications,

                                        Sr. Discount Notes, Zero Coupon, 2000  . . . . . .         23,000,000 (c)    16,445,000

                                    WinStar Equipment,

                                        Gtd. Notes, 12.5%, 2004  . . . . . . . . . . . . .          2,000,000         2,040,000

                                                                                                                  _____________

                                                                                                                     97,504,131

                                                                                                                  _____________

                                    TOTAL BONDS AND NOTES

                                        (cost $917,478,734)  . . . . . . . . . . . . . . .                         $852,024,656

                                                                                                                  _____________


Equity-Related Securities--3.3%                                                                   Shares
-------------------------------------------------------------------------------------------    _______________

Preferred Stocks--3.1%
-------------------------------------------------------

   Broadcasting--1.5% Spanish Broadcasting System,

                                        Ser. A, Cum., $142.50  . . . . . . . . . . . . . .             13,931     $  14,209,620

                                                                                                                  _____________

                Entertainment--.6%  Newscorp Overseas,

                                        Ser. A, Cum., $2.15625 . . . . . . . . . . . . . .            216,973         5,383,643

                                                                                                                  _____________

            Food & Beverages--1.0%  RJR Nabisco Holdings Capital Trust,

                                        Cum., $2.50  . . . . . . . . . . . . . . . . . . .            350,000         8,793,750

                                                                                                                  _____________

                                    TOTAL PREFERRED STOCKS . . . . . . . . . . . . . . . .                           28,387,013

                                                                                                                  _____________

Warrants--.2%
-------------------------------------------------------

            Cable Television--0.0%  United International Holdings  . . . . . . . . . . . .               100 (g)         1,513

                                                                                                                  _____________

               Entertainment--0.0%  Discovery Zone . . . . . . . . . . . . . . . . . . . .             4,000 (g)            4

                                                                                                                  _____________

      Wireless Communications--.2%  Comunicacion Celular . . . . . . . . . . . . . . . . .             1,750 (g)        105,219

                                    Worldport Communications . . . . . . . . . . . . . . .           161,871 (g)      1,335,766

                                                                                                                  _____________

                                                                                                                      1,440,985

                                                                                                                  _____________

                                    TOTAL WARRANTS . . . . . . . . . . . . . . . . . . . .                            1,442,502

                                                                                                                  _____________

                                    TOTAL EQUITY-RELATED SECURITIES

                                        (cost $29,243,844) . . . . . . . . . . . . . . . .                        $  29,829,515
                                                                                                                  _____________

                                                                                                 Principal

Short-Term Investments--.4%                                                                       Amount
-----------------------------------------------------------------------------------------     _______________

           U.S. Government Agency;  Federal Home Loan Banks,

                                        4.3%, 1/4/1999

                                        (cost $3,664,686)  . . . . . . . . . . . . . . . .      $....3,666,000   $    3,664,686
                                                                                                                  _____________

TOTAL INVESTMENTS (cost $950,387,264). . . . . . . . . . . . . . . . . . . . . . . . . . .              98.1%      $885,518,857
                                                                                                      _______     _____________

CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1.9%     $  17,339,145
                                                                                                      _______     _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%      $902,858,002
                                                                                                      _______     _____________


DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND
-----------------------------------------------------------------------------


Notes to Statements of Investments:
-----------------------------------------------------------------------------

(a)  Variable rate security-interest rate subject to periodic change.

(b)Securities  exempt  from registration under Rule 144A of the Securities Act
 of   1933.   These  securities  may  be  resold  in  transactions  exempt  from registration, normally to qualified institutional buyers. At December 31, 1998, these securities amounted to $87,851,564 or 9.7% of net assets.

(c)Zero coupon until year shown at which time a stated coupon rate becomes effective.

(d)  With warrants to purchase common stock.

(e)Reflects date security can be redeemed at holder's option; the stated maturity date is 10/30/2005.

(f)  Non-income producing--security in default.

(g)  Non-income producing security.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                         DECEMBER 31, 1998

                                                                                                   Cost              Value
                                                                                               ______________     _____________
ASSETS:                          Investments in securities--See Statement of Investments . .     $950,387,264      $885,518,857

                                 Interest and dividends receivable . . . . . . . . . . . .                           21,459,074

                                 Receivable for shares of Beneficial Interest subscribed . .                          5,643,526

                                                                                                                  _____________

                                                                                                                    912,621,457

                                                                                                                  _____________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                              564,259

                                 Due to Distributor  . . . . . . . . . . . . . . . . . . .                              514,040

                                 Cash overdraft due to Custodian . . . . . . . . . . . . .                              654,632

                                 Payable for investment securities purchased . . . . . . .                            5,156,180

                                 Payable for shares of Beneficial Interest redeemed  . . .                            2,830,812

                                 Interest payable--Note 4  . . . . . . . . . . . . . . . .                               43,532

                                                                                                                  _____________

                                                                                                                      9,763,455

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $902,858,002

                                                                                                                  _____________


REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                         $984,370,815

                                 Accumulated undistributed investment income--net  . . . .                              999,673

                                 Accumulated net realized gain (loss) on investments . . .                         (17,644,079)

                                 Accumulated net unrealized appreciation
                                   (depreciation) on investments--Note 3 . . . . . . . . .                         (64,868,407)

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $902,858,002
                                                                                                                  _____________

                           NET ASSET VALUE PER SHARE
                              --------------------

                                                           Class A              Class B            Class C          Class R
                                                        ______________       ______________     ______________    ______________
Net Assets . . . . . . . . . . . . . . . . . . . . .      $147,131,418         $551,415,317       $204,183,963         $127,304

Shares Outstanding . . . . . . . . . . . . . . . . .        12,987,900           48,685,143         18,019,906           11,247

NET ASSET VALUE PER SHARE. . . . . . . . . . . . . .            $11.33               $11.33             $11.33           $11.32

                                                               _______               ______            _______          _______

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS                          YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME
INCOME:                          Interest  . . . . . . . . . . . . . . . . . . . . . . . .       $ 67,949,834

                                 Cash dividends  . . . . . . . . . . . . . . . . . . . . .          1,434,206

                                                                                              _______________

                                    Total Income . . . . . . . . . . . . . . . . . . . . .                         $ 69,384,040

EXPENSES:                        Management fee--Note 2(a) . . . . . . . . . . . . . . . .          4,630,486

                                 Distribution and service fees--Note 2(b)  . . . . . . . .          4,788,857

                                 Interest expense--Note 4  . . . . . . . . . . . . . . . .            116,786

                                                                                              _______________

                                    Total Expenses . . . . . . . . . . . . . . . . . . . .                            9,536,129

                                                                                                                 _______________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           59,847,911

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 3:

                                 Net realized gain (loss) on investments . . . . . . . . .      $(17,497,235)

                                 Net unrealized appreciation (depreciation) on investments . .   (62,388,806)

                                                                                              _______________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . . . . . .                         (79,886,041)

                                                                                                                 _______________

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . .                        $(20,038,130)

                                                                                                                 _______________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                        Year Ended            Year Ended

                                                                                     December 31, 1998    December 31, 1997*
                                                                                     __________________    __________________

OPERATIONS:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $   59,847,911  $         6,988,442

  Net realized gain (loss) on investments  . . . . . . . . . . . . . . . . . . .           (17,497,235)             (146,844)

  Net unrealized appreciation (depreciation) on investments  . . . . . . . . . .           (62,388,806)           (2,479,601)

                                                                                         _____________          _____________

       Net Increase (Decrease) in Net Assets Resulting from Operations . . . . .           (20,038,130)            4,361,997

                                                                                         _____________          _____________

DIVIDENDS TO SHAREHOLDERS FROM:

 Investment income--net:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (10,382,991)           (1,398,344)

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (35,300,767)           (4,057,554)

    Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (13,155,121)           (1,509,642)

    Class R shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (12,480)              (19,781)

                                                                                         _____________          _____________

       Total Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (58,851,359)           (6,985,321)

                                                                                         _____________          _____________

BENEFICIAL INTEREST TRANSACTIONS:

 Net proceeds from shares sold:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           127,961,825            76,591,614

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           440,097,645           201,321,431

    Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           184,901,944            69,859,568

    Class R shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              --                     503,000

  Dividends reinvested:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             6,262,565               814,604

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             9,117,590              1,172,298

    Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             3,905,817                518,369

    Class R shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                12,480                 19,780

  Cost of shares redeemed:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (40,179,581)          (11,289,662)

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (48,434,992)           (2,850,872)

    Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (33,282,236)           (2,252,352)

    Class R shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  (10)              (400,010)

                                                                                         _____________          _____________

       Increase (Decrease) in Net Assets from Beneficial Interest Transactions . .         650,363,047            334,007,768

                                                                                         _____________          _____________

         Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . .           571,473,558            331,384,444

NET ASSETS:

  Beginning of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           331,384,444               ---

                                                                                         _____________          _____________

  End of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $902,858,002           $331,384,444

                                                                                         _____________          _____________

UNDISTRIBUTED INVESTMENT INCOME-NET. . . . . . . . . . . . . . . . . . . . . . .       $       999,673  $           3,121
                                                                                         _____________          _____________
-----------------------------

* From May 30, 1997 (commencement of operations) to December 31, 1997.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)


                                                                                                       Shares
                                                                                        _______________________________________

                                                                                        Year Ended            Year Ended

                                                                                     December 31, 1998    December 31, 1997*
                                                                                     __________________    __________________

CAPITAL SHARE TRANSACTIONS:

  Class A

  ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           10,556,558             6,104,546

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . .              523,771                65,046

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (3,364,705)             (897,316)

                                                                                          ___________            ___________

                    Net Increase (Decrease) in Shares Outstanding  . . . . . . .            7,715,624             5,272,276

                                                                                          ___________            ___________

   Class B

   ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           36,142,877            16,027,425

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . .              764,857                93,658

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (4,116,604)             (227,070)

                                                                                          ___________            ___________

                    Net Increase (Decrease) in Shares Outstanding  . . . . . . .           32,791,130            15,894,013
                                                                                          ___________            ___________


   Class C

   ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           15,092,226             5,552,164

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . .              327,575                41,378

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (2,814,091)             (179,346)

                                                                                          ___________            ___________

                    Net Increase (Decrease) in Shares Outstanding  . . . . . . .           12,605,710             5,414,196
                                                                                          ___________            ___________

   Class R

   ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               ------                40,237

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . .                1,035                 1,571

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               ---                  (31,596)

                                                                                          ___________            ___________

                    Net Increase (Decrease) in Shares Outstanding  . . . . . . .                1,035                10,212
                                                                                          ___________            ___________
-----------------------------

*  From May 30, 1997 (commencement of operations) to December 31, 1997.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

   Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                          Class A Shares                   Class B Shares
                                                                    ___________________________      ___________________________

                                                                  Year Ended      Period Ended       Year Ended    Period Ended

                                                                 December 31,    December 31,      December 31,   December 31,

                                                                     1998            1997(1)            1998          1997(1)
                                                                _____________     _____________    ____________    ____________

PER SHARE DATA:
   Net asset value, beginning of period  . . . . . . . . . .         $12.46          $12.50           $12.46          $12.50
                                                                     ______          ______           ______          ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . .           1.15             .71             1.09             .66

   Net realized and unrealized gain (loss)

       on investments  . . . . . . . . . . . . . . . . . . .          (1.14)           (.04)           (1.14)           (.04)
                                                                     ______          ______           ______          ______


   Total from Investment Operations  . . . . . . . . . . . .            .01             .67             (.05)            .62
                                                                     ______          ______           ______          ______


   Distributions:

   Dividends from investment income--net . . . . . . . . . .          (1.14)           (.71)           (1.08)           (.66)
                                                                     ______          ______           ______          ______


   Net asset value, end of period  . . . . . . . . . . . . .         $11.33          $12.46           $11.33           12.46
                                                                     ______          ______           ______          ______


TOTAL INVESTMENT RETURN (2). . . . . . . . . . . . . . . . .           (.10%)          9.16%(3)         (.61%)          8.57%(3)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of operating expenses to average net assets . . . .            .95%            .95%(3)         1.45%           1.45%(3)

   Ratio of interest expense to average net assets . . . . .            .02%            .08%(3)          .02%            .09%(3)

   Ratio of net investment income

       to average net assets . . . . . . . . . . . . . . . .           9.55%           9.34%(3)         9.02%           8.73%(3)

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . .          45.34%          28.83%           45.34%          28.83%

   Net Assets, end of period (000's Omitted) . . . . . . . .       $147,131         $65,705         $551,415        $198,057

-----------------------------

(1)  From May 30, 1997 (commencement of operations) to December 31, 1997.

(2)  Exclusive of sales load.

(3)  Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

   Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                        Class C Shares                   Class R Shares
                                                                   ___________________________      ___________________________

                                                                   Year Ended    Period Ended       Year Ended    Period Ended

                                                                  December 31,   December 31,      December 31,   December 31,

                                                                      1998          1997(1)            1998          1997(1)
                                                                  _____________   _____________    ____________    ____________

PER SHARE DATA:
   Net asset value, beginning of period  . . . . . . . . . .         $12.47          $12.50           $12.45          $12.50
                                                                     ______          ______           ______          ______
______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . .           1.06             .65             1.25             .81

   Net realized and unrealized gain (loss)

       on investments  . . . . . . . . . . . . . . . . . . .          (1.15)           (.03)           (1.21)           (.14)
                                                                     ______          ______           ______          ______

   Total from Investment Operations  . . . . . . . . . . . .           (.09)            .62             .04              .67
                                                                     ______          ______           ______          ______

   Distributions:

   Dividends from investment income--net . . . . . . . . . .          (1.05)           (.65)           (1.17)           (.72)
                                                                     ______          ______           ______          ______

   Net asset value, end of period  . . . . . . . . . . . . .         $11.33          $12.47           $11.32          $12.45
                                                                     ______          ______           ______          ______

TOTAL INVESTMENT RETURN (2). . . . . . . . . . . . . . . . .           (.93%)          8.47%(3)          .14%           9.26%(3)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of operating expenses to average net assets . . . .           1.70%           1.70%(3)          .70%            .75%(3)

   Ratio of interest expense to average net assets . . . . .            .02%            .09%(3)          .03%            .05%(3)

   Ratio of net investment income

       to average net assets . . . . . . . . . . . . . . . .           8.77%           8.54%(3)        10.41%          10.08%(3)

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . .          45.34%          28.83%           45.34%          28.83%

   Net Assets, end of period (000's Omitted) . . . . . . . .       $204,184         $67,495             $127            $127

-----------------------------

(1)  From May 30, 1997 (commencement of operations) to December 31, 1997.

(2)  Exclusive of sales load.

(3)  Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

   Dreyfus Premier Limited Term High Income Fund (the "Fund") is separate diversified series of The Dreyfus/Laurel Funds Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering three series including the Fund. The Fund's investment objective is to provide high current income. The Dreyfus Corporation (the " Manager" ) serves as the Fund's investment manager. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank").

   Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares. The Fund is authorized to issue an unlimited number of shares of Beneficial Interest in the following classes of shares: Class A, Class B, Class C and Class R. Class A, Class B and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class A shares are sold with a front-end sales charge and bear a distribution fee, while Class B and Class C shares are subject to a contingent deferred sales charge ("CDSC") and a distribution and service fee. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution or service fees. Class R shares are offered without a front-end sales load or CDSC. Each class of shares has identical rights and privileges, except with respect to distribution and service fees and voting rights on matters affecting a single class.

   Investment income, net of expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

   The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

   (A) PORTFOLIO VALUATION: Investments in securities (excluding short-term investments other than U.S. Treasury Bills) are valued each business day by an independent pricing service (" Service" ) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Short-term investments, other than U.S. Treasury Bills, are carried at amortized cost, which approximates value. Investments denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange.

   (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

   (C) DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

   The Fund has an unused capital loss carryover of approximately $8,327,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 1998. The carryover does not include net realized securities losses from November 1, 1998 through December 31, 1998 which are treated, for Federal income tax purposes, as arising in fiscal 1999. If not applied, the carryover expires in fiscal 2006.

NOTE 2--INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) INVESTMENT MANAGEMENT FEE: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. The Manager also directs the investments of the Fund in accordance with its investment objective, policies and limitations. For these services, the Fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .70% of the value of the Fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the Fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, service fees, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Trustees (including counsel). Effective July 1, 1998, each Trustee receives $40,000 per year, plus $5,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, and The Dreyfus/Laurel Funds Trust (the "Dreyfus/Laurel Funds") attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts)
 . In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund. These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

Prior to July 1, 1998 each Trustee received $27,000 per year, $1,000 for each Board meeting attended and $750 for each Audit Committee meeting attended and was reimbursed for travel and out-of-pocket expenses. The Chairman of the Board received an additional annual fee of $25,000 per year. These fees pertained to the Dreyfus/Laurel Funds. (The $1,000 attendance fee and reimbursement of meeting expenses were also borne pro rata by Dreyfus High Yield Strategies Fund)
 . These fees and expenses were charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, were in fact paid directly by the Manager to the non-interested Trustees.

   (B) DISTRIBUTION AND SERVICE PLAN: Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Class A shares pay annually up to
 . 25%  of  the value of the average daily net assets attributable to its Class A shares  to  compensate  the  Distributor  and  Dreyfus  Service  Corporation, an
affiliate   of  the  Manager,  for  shareholder  servicing  activities  and  the
Distributor for activities and expenses primarily intended to result in the sale of Class A shares. Under the Plan, Class B and Class C shares pay the Distributor for distributing the Fund' s Class B and Class C shares at an aggregate annual rate of .50% and .75% of the value of the average daily net assets of Class B and Class C shares, respectively. Class B and Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1, under which Class B and Class C shares DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

pay Dreyfus Service Corporation or the Distributor for providing certain services to the holders of their shares a fee at the annual rate of .25% of the value of the average daily net assets of Class B and Class C shares. Class R shares bear no distribution or service fee. During the period ended December 31, 1998, Class A, Class B and Class C shares were charged $276,562, $1,990,285 and $1,145,150, respectively, pursuant to the Plan and Class B and Class C shares were charged $995,143 and $381,717 respectively, pursuant to the service plan.

   Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

NOTE 3--SECURITIES TRANSACTIONS:

   The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended December 31, 1998, amounted to $873,727,733 and $280,654,213, respectively.

   At December 31, 1998, accumulated net unrealized depreciation on investments was $64,868,407, consisting of $6,188,132 gross unrealized appreciation and $71,056,539 gross unrealized depreciation.

At December 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 4--BANK LINE OF CREDIT:

   The Fund may borrow up to $10 million for leveraging purposes under a short-term unsecured line of credit and participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the Fund at rates which are related to the Federal Funds rate in effect at the time of borrowings.

   The average daily amount of borrowings outstanding during the period ended December 31, 1998 was approximately $1,980,000 with a related weighted average annualized interest rate of 5.91%.


DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND
-----------------------------------------------------------------------------

INDEPENDENT AUDITOR'S REPORT

THE BOARD OF DIRECTORS AND SHAREHOLDERS

THE DREYFUS/LAUREL FUNDS TRUST:

   We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Premier Limited Term High Income Fund of The Dreyfus/Laurel Funds Trust as of December 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets, and the financial highlights for each of the periods presented herein. These financial statements and financial highlights are the responsibility of the Fund' s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Premier Limited Term High Income Fund of The Dreyfus/Laurel Funds Trust as of December 31, 1998, the results of its operations for the year then ended, the changes in its net assets, and financial highlights for each of the periods presented herein, in conformity with generally accepted accounting principles.





New York, New York

February 19, 1999

IMPORTANT TAX INFORMATION (UNAUDITED)

   For Federal tax purposes the Fund hereby designates 1.67% of the ordinary dividends paid during the fiscal year ended December 31, 1998 as qualifying for dividends received deduction.


DREYFUS PREMIER LIMITED TERM

HIGH INCOME FUND

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

Mellon Bank, N.A.

One Mellon Bank Center

Pittsburgh, PA 15258

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940












Printed in U.S.A.                                         029/759AR9812

                                 ANNUAL REPORT
-------------------------------------------------------------------------------

                                DREYFUS PREMIER

                                 LIMITED TERM

                               HIGH INCOME FUND
-------------------------------------------------------------------------------

                               DECEMBER 31, 1998


[reg.tm logo]

[Dreyfus lion/2hres logo]





YEAR 2000 ISSUES (UNAUDITED)

  The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund' s other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

DREYFUS PREMIER MANAGED INCOME FUND
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:


  The  following  table  shows  the  performance  of the Dreyfus Premier Managed
Income Fund for its annual reporting period ended December 31, 1998:

                                                                         Approximate                    Distribution

                                         Total Return*                Income Dividends                   Per Share**

                                         ___________               _____________________             _________________
Class A                                      4.90%$                        0.739                            6.52%

Class B                                      4.10%                         $0.653                           6.04%

Class C                                      4.17%                         $0.652                           6.02%

Class R                                      5.26%                         $0.766                           7.09%

Lehman Brothers
Aggregate Bond Index***                      8.69%

THE ECONOMY

  During 1998, the main regions of the world had very different economic fundamentals. The U.S. entered the year with a strong economy near full employment, with unemployment only slightly above 4%. The tight labor market led the Federal Reserve Board (the "Fed") to contemplate a rise in interest rates early in the year, but world economic weakness generated powerful enough disinflationary forces that the Fed acted instead to ease credit beginning in September. After many years of subpar economic growth, continental Europe moved into a sustained economic expansion. The overall European economy benefited as interest rates in peripheral countries such as Spain and Italy fell, approaching the lower levels established by Germany, on the eve of currency unification. Unlike the U.S., Europe has substantial excess capacity of productive plant and labor. In Asia, weak economies were pervasive as a result of a financial crisis. The Latin American economies weakened in turn as the financial stresses spread throughout that region. On balance, there was a substantial weakening of the world economy over the course of 1998 moderated mainly by the American consumer's role as "spender of last resort."

A main influence on the U.S. economy during the year was the foreign financial crisis and consequent cooling of the world economy. The positive effects hit first. Actual inflation and expected inflation dropped, causing a decline in long-term Treasury bond yields and mortgage rates. This caused a boom in housing. The fall in inflation left more of the growth in consumer income with which to buy goods and services. Thus, consumers benefited from a combination of good growth in income after inflation, a strong labor market, and increases in the prices of assets they owned, including bonds, stocks and real estate. In a sense, 1998 was a year of disinflationary boom in the U.S., as above-trend economic growth coincided with negligible inflation.

  The negative effect of Asian weakness was felt in the industrial sector more than in the consumer sector. Corporate profits weakened, especially in sectors affected by the Asian crisis such as world-traded commodities (oil, metals and paper) and exports.

  Evidence of a weaker world economy accumulated during 1998 as the financial stresses continued. A worsened financial crisis occurred between the Russian default in mid-August and the fallout from the Long Term Capital Management hedge fund crisis through early October. However, energetic steps were taken to stabilize the Japanese banks, design a support package for Brazil, ease monetary policy, and help overinvested financial institutions rebuild their cash reserves. Indications of a calming of financial fears were evident in the final months of the year. In any case, there appears to have been a shift in the priorities of key policymakers from fighting potential inflation to restimulating future world economic growth.

  The global economy survived a triple financial crisis in 1998 from Japan, emerging market countries and overextended financial institutions. Excess capacity persists in many worldwide industries after years of high capital spending followed by the onset of a worldwide weakening in demand. Fortunately, the U.S. has led the world in making the transition away from the old manufacturing industries to the new growth industries, such as biotechnology, software, computer hardware and the Internet. This contributed to the favorable combination of low unemployment and low inflation in the U.S., and may yet lead toward more efficient allocation of capital elsewhere in the world.

  As 1998 ended, interest rates set by central banks remained in a downtrend in most parts of the world including Europe and the U.S. A similar trend had even begun in many emerging countries, as the stresses of financial crisis relaxed.

MARKET ENVIRONMENT/PORTFOLIO ACTIVITY

  For calendar year 1998, intermediate and longer-term interest rates declined from approximately three-quarters of a percentage point to over one percentage point. In response to slowing international economic growth rates and stable domestic inflation, the Federal Reserve lowered the Federal Funds rates on three separate occasions from 5.50% to 4.75% the last four months of the year. (The Federal Funds rate is the rate that banks charge each other for overnight loans.)

  Concerns over global economic weakness and benign inflation in the U.S. economy accelerated demand for fixed-income securities over the last six months. The collapse of the Russian debt and currency markets in August, continued economic weakness in Japan and other Asian economies, and fears of spillover into Brazil served as catalysts for investors to seek the safety of U.S. Treasury securities. This resulted in sharp price advances for this sector. In addition, global commodity deflation provided investors with confidence that inflation would likely remain tame, thus providing a crucial support to higher bond valuations.

  Because of investor demand for quality, commonly referred to as a "flight to quality," there was an unusual performance disparity in the bond market between U.S. Government bonds and corporate issues. While interest rates on these two sectors usually move in tandem, investor demand for credit safety pushed prices of Treasuries higher, driving their yields significantly lower. At the same time, many corporate bond prices were declining and their yields rising. While this trend moderated during the final two months of the year, corporate bond yields were still at a historically wide gap relative to Government bond rates
at    year-end.

  During the Fund's reporting period, the Fund continued its strategy of being overweighted in the corporate sector compared to the Fund's benchmark index. We believe that the attractive valuation level of these securities, combined with favorable economic conditions, provide the potential for strong relative returns. Furthermore, we continue to expect the market to favor the debt of large, liquid, domestic-oriented companies with strong cash flows. However, the flight to quality caused Treasuries to outperform corporate issues, and the Fund' s overweighting in this area caused the Fund to underperform its benchmark index during the reporting period.

  Within the below-investment-grade sector of the portfolio, we increased holdings in telecommunications and media companies because of the strong growth in demand for wireless communications as well as the expansion in Internet usage. Because of the attractive fundamentals present in these securities, several investment-grade companies acquired the securities of companies whose ratings had been lowered, resulting in an improvement in credit quality. We currently expect this investment trend to continue. By the end of the reporting period, the portfolio had a 30% allocation in below-investment-grade securities.

  Mortgage securities also rebounded during the fourth quarter after underperforming Treasuries earlier in the reporting period. We currently believe that mortgages can continue to benefit from investor optimism that prepayments may not accelerate sharply since interest rates have risen. During the fourth quarter, commercial mortgages also experienced renewed investor interest. In the asset-backed sector, we feel that home equity issues appear the most attractive given their yield advantage over Treasuries. The portfolio maintained its overweighted position in commercial mortgage and asset-backed securities; its
position    in    residential    mortgage   securities   increased   modestly.

We continue to focus on relative value among the various fixed income sectors, while emphasizing security selection as our primary means of adding value. Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope they are informative. Please know that we appreciate greatly your continued confidence in the Fund and in The Dreyfus Corporation.

               Very truly yours,


               [Arthur J. MacBride signature]


               Arthur J. MacBride

               Portfolio Manager

January 15, 1999

New York, N.Y.

*Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class B and Class C shares.

**Distribution rate per share is based upon dividends per share from net investment income paid during the period, divided by the maximum offering price per share at the end of the period in the case of Class A shares or net asset value per share in the case of Class B, Class C and Class R shares.

***SOURCE: LEHMAN BROTHERS--The Lehman Brothers Aggregate Bond Index is a widely accepted, unmanaged index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities.



DREYFUS PREMIER MANAGED INCOME FUND                         DECEMBER 31, 1998
-----------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN DREYFUS PREMIER MANAGED
    INCOME FUND CLASS A SHARES AND THE LEHMAN BROTHERS AGGREGATE BOND INDEX

                                    Dollars

$24,240

Lehman Brothers  Aggregate Bond Index*

$20,338

Dreyfus Premier Managed Income Fund (Class A Shares)

*Source: Lehman Brothers

Average Annual Total Returns
-----------------------------------------------------------------------------

                     Class A Shares                                                    Class B Shares
      _______________________________________________________          __________________________________________________________

                                                                                                             % Return Reflecting

                                               % Return                                                     Applicable Contingent

                                              Reflecting                                      % Return         Deferred Sales

                        % Return Without    Maximum Initial                                  Assuming No         Charge Upon

Period Ended 12/31/98     Sales Charge    Sales Charge (4.5%)     Period Ended 12/31/98      Redemption          Redemption*

___________________       ____________     ________________       ________________           __________       _________________
1 Year                      4.90%             0.17%               1 Year                      4.10%              0.17%

5 Years                     5.80              4.82                From Inception (12/19/94)   7.69               7.29

10 Years                    7.85              7.36

                       Class C Shares                                                    Class R Shares

_______________________________________________________           __________________________________________________________

                                          % Return Reflecting

                                         Applicable Contingent

                             % Return       Deferred Sales

                             Assuming         Charge Upon

Period Ended 12/31/98      No Redemption     Redemption**         Period Ended 12/31/98

___________________       ____________    __________________      _________________
1 Year                      4.17%             3.19%               1 Year                      5.26%

From Inception (12/19/94)   7.69              7.69                5 Years                     6.06

                                                                  From Inception (2/1/93)     7.24
------------------------

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in Class A shares of Dreyfus Premier Managed Income Fund on 12/31/88 to a $10,000 investment made in the Lehman Brothers Aggregate Bond Index on that date. All dividends and capital gain distributions are reinvested. Performance for Class B, Class C and Class R shares will vary from the performance of Class A shares shown above, due to differences in charges and expenses.

Dreyfus Premier Managed Income Fund seeks high current income consistent with what is believed to be prudent risk of capital primarily through investments in investment-grade corporate and U.S. Government obligations and in obligations having maturities of 10 years or less. The Fund's performance shown in the line graph takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses. The Lehman Brothers Aggregate Bond Index is a widely accepted, unmanaged index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities. The Index does not take into account charges, fees and other expenses. Further information relating to Fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.

* The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years.

** The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

DREYFUS PREMIER MANAGED INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                    DECEMBER 31, 1998

                                                                                                Principal

Bonds and Notes--98.2%                                                                           Amount                Value
-----------------------------------------------------                                         _____________         _____________

                 Aerospace--1.6%    BE Aerospace, Ser. B
                                        Sr. Notes, 9.875%, 2006  . . . . . . . . . . .    $       300,000       $       313,500

                                    Compass Aerospace,

                                        Sr. Sub. Notes, 10.125%, 2005  . . . . . . . .            635,000  (a)          619,125

                                    Goodrich (BF),

                                        Notes, 7%, 2038  . . . . . . . . . . . . . . .            240,000               246,423

                                    Pacific Aerospace & Electronics,

                                        Sr. Sub. Notes, 11.25%, 2005 . . . . . . . . .            690,000  (a)          520,950

                                                                                                                 _______________

                                                                                                                      1,699,998

                                                                                                                 _______________


          Asset-Backed Ctfs.--8.9%  Access Financial Manufactured Housing

                                        Contract Trust,

                                        Ser. 1995-1, Cl. A-2, 6.375%, 2021 . . . . . .            750,000               766,710

                                    Amresco Residential Securities Mortgage

                                        Loan Trust,

                                        Ser. 1998-2, Cl. A8, 5.779%, 2028  . . . . . .            572,941  (b)          572,941

                                    Associates Manufactured Housing Trust,

                                        Ser. 1997-2, Cl. A4, 6.475%, 2028  . . . . . .            316,000               320,988

                                    CIT RV Trust 1997-A,

                                        Cl. A-4, 6.20%, 2006 . . . . . . . . . . . . .          1,241,000             1,253,329

                                    Capital One Master Trust,

                                        Ser. 1998-4, Cl. A, 5.43%, 2007  . . . . . . .            791,000  (b)          791,247

                                    Case Equipment Loan Trust,

                                        Ser. 1998-C, Cl. A-4, 5.610%, 2005 . . . . . .            251,000               251,235

                                    Citibank Credit Card Master Trust I,

                                        Ser. 1998-9, Cl. A, 5.30%, 2006  . . . . . . .            511,000               504,133

                                    EQCC Home Equity Loan Trust,

                                        Ser. 1998-2, Cl. A-3F, 6.229%, 2013  . . . . .          1,968,000             1,957,737

                                    Fleetwood Credit 1997-A Grantor Trust,

                                        Cl. A, 6.64%, 2012 . . . . . . . . . . . . . .            346,161               352,595

                                    Ford Credit Auto Loan Master Trust,

                                        Ser. 1995-1, Cl. A, 6.50%, 2002  . . . . . . .            756,000               767,091

                                    The Money Store Home Equity Trust:

                                        Ser. 1996-C, Cl. A-6, 7.69%, 2024  . . . . . .            637,000               660,977

                                        Ser. 1997-A, Cl. A-4, 6.89%, 2016  . . . . . .            236,000               243,571

                                        Ser. 1998-B, Cl. AF-4, 6.115%, 2021  . . . . .            229,000               229,286

                                    Oakwood Mortgage Investors,

                                        Ser. 1998-A, Cl. A3, 6.05%, 2028 . . . . . . .            612,000               614,133

                                                                                                                 _______________

                                                                                                                      9,285,973

                                                                                                                 _______________


                     Automotive--.6% Advanced Accessory Systems,

                                        Sr. Sub. Notes, 9.75%, 2007  . . . . . . . . .            580,000               580,000

                                                                                                                 _______________


                      Banking--2.8% CitiCorp,

                                        Notes, 8%, 2003  . . . . . . . . . . . . . . .            205,000               222,343

                                    First National Bank of Boston,

                                        Sub. Notes, 7.375%, 2006 . . . . . . . . . . .            758,000               809,857

DREYFUS PREMIER MANAGED INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            DECEMBER 31,  1998

                                                                                                Principal

Bonds and Notes (continued)                                                                      Amount                Value
-----------------------------------------------------                                         _____________         _____________

                Banking (continued) First Security,

                                        Sr. Notes, 6.875%, 2006  . . . . . . . . . . .    $       380,000       $       404,228

                                    Great Western Financial Trust II, Ser. A,

                                        Gtd. Capital Securities, 8.206%, 2027  . . . .            550,000               602,760

                                    NationsBank,

                                        Sub. Notes, 6.80%, 2028  . . . . . . . . . . .            285,000               295,753

                                    U.S. Bank,

                                        Sub. Notes, 5.70%, 2008  . . . . . . . . . . .            630,000               626,712

                                                                                                                 _______________

                                                                                                                      2,961,653

                                                                                                                 _______________

        Broadcasting & Media--3.4%  Adelphia Communications, Ser. B,

                                        Sr. Notes, 8.125%, 2003  . . . . . . . . . . .            500,000               514,375

                                    Avalon Cable Holdings,

                                        Sr. Discount Notes, Zero Coupon, 2003  . . . .            480,000  (a,c)        269,400

                                    Avalon Cable of Michigan,

                                        Sr. Sub. Notes, 9.375%, 2008 . . . . . . . . .            135,000  (a)          138,712

                                    Brill Media:

                                        Sr. Notes, 7.50%, 2007 . . . . . . . . . . . .            540,000  (b)          483,300

                                        Sr. Sub. Appreciation Notes, 7.50%, 2007 . . .             15,429  (b)                2

                                    Century Communications,

                                        Sr. Notes, 9.50%, 2000 . . . . . . . . . . . .            115,000               119,600

                                    Chancellor Media,

                                        Sr. Sub. Notes, 9.375%, 2004 . . . . . . . . .            400,000               422,000

                                    Cumulus Media,

                                        Sr. Notes, 10.375%, 2008 . . . . . . . . . . .            530,000               564,450

                                    LodgeNet Entertainment,

                                        Sr. Notes, 10.25%, 2006  . . . . . . . . . . .            300,000               298,500

                                    United International Holdings, Ser. B,

                                        Sr. Discount Notes, Zero Coupon, 2003  . . . .          1,290,000  (c)          703,050

                                                                                                                 _______________

                                                                                                                      3,513,389

                                                                                                                 _______________

           Building Materials--.1%  Associated Materials,

                                        Sr. Notes, 9.25%, 2008 . . . . . . . . . . . .            135,000               135,675

                                                                                                                 _______________

                   Chemicals--1.4%  Brunner Mond Group,

                                        Sr. Sub. Notes, 11%, 2008  . . . . . . . . . .            670,000  (a)          619,750

                                    Octel Developments,

                                        Sr. Notes, 10%, 2006 . . . . . . . . . . . . .            600,000               627,000

                                    Pioneer Americas Acquisition, Ser. B,

                                        Sr. Secured Notes, 9.25%, 2007 . . . . . . . .            230,000               185,150

                                                                                                                 _______________

                                                                                                                      1,431,900

                                                                                                                 _______________

        Commercial Mortgage

          Pass-Through Ctfs.--5.4%  Asset Securitization:

                                        Ser. 1996-MD VI, Cl. A-1A, 6.72%, 2026 . . . .            224,311               228,167

                                        Ser. 1996-MD VI, Cl. A-1C, 7.04%, 2026 . . . .            780,000               839,502

                                        Ser. 1997-D IV, Cl. A-1D, 7.49%, 2029  . . . .            693,000               754,036

                                    CS First Boston Mortgage Securities,

                                        Ser. 1998-C2, Cl. A2, 6.30%, 2008  . . . . . .          1,012,000             1,030,343

DREYFUS PREMIER MANAGED INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            DECEMBER 31,  1998

                                                                                                Principal

Bonds and Notes (continued)                                                                      Amount                Value
-----------------------------------------------------                                         _____________         _____________

                Commercial Mortgage First Union-Lehman Brothers Commercial

    Pass-Through Ctfs. (continued)      Mortgage Trust,

                                        Ser. 1997-C1, Cl. IO, 1.487%, 4/18/2027

                                        (Interest Only Obligation) . . . . . . . . . .     $    8,909,328  (b,d)   $    592,693

                                    Lehman Brothers Commercial Conduit

                                        Mortgage Trust,

                                        Ser. 1998-C1, Cl. A2, 6.40%, 2007  . . . . . .            765,000               791,618

                                    Morgan Stanley Capital I:

                                        Ser. 1997-C1, Cl. A1C, 7.63%, 2020 . . . . . .            978,000             1,049,888

                                        Ser. 1998-WF1, Cl. A2, 6.55%, 2007 . . . . . .            381,000               396,954

                                                                                                                 _______________

                                                                                                                      5,683,201

                                                                                                                 _______________

                    Consumer--5.5%  Amazon.Com,

                                        Sr. Discount Notes, Zero Coupon, 2003  . . . .            350,000  (c)          232,750

                                    Biovail International,

                                        Sr. Notes, 10.875%, 2005 . . . . . . . . . . .            400,000  (a)          404,000

                                    Dominos,

                                        Sr. Sub. Notes, 10.375%, 2009  . . . . . . . .            450,000  (a)          453,375

                                    Federated Department Stores,

                                        Notes, 8.125%, 2002  . . . . . . . . . . . . .            125,000               135,099

                                    Finlay Enterprises,

                                        Gtd. Sr. Notes, 9%, 2008 . . . . . . . . . . .            335,000               296,475

                                    Hilton Hotels,

                                        Sr. Notes, 7.375%, 2002  . . . . . . . . . . .            152,000               153,261

                                    ICN Pharmaceuticals, Ser. B,

                                        Sr. Notes, 9.25%, 2005 . . . . . . . . . . . .            300,000               309,000

                                    KinderCare Learning Centers,

                                        Sr. Sub. Notes, 9.50%, 2009  . . . . . . . . .            630,000               630,000

                                    Lamar Advertising,

                                        Gtd. Sr. Sub. Notes, 8.625%, 2007  . . . . . .            250,000               263,750

                                    Loewen Group International, Ser. 3,

                                        Gtd. Sr. Notes, 7.75%, 2001  . . . . . . . . .            250,000               220,000

                                    Muzak/Capital,

                                        Sr. Notes, 10%, 2003 . . . . . . . . . . . . .            400,000               416,000

                                    Prime Succession Acquisition,

                                        Sr. Sub. Notes, 10.75%, 2004 . . . . . . . . .            130,000               129,350

                                    Protection One Alarm Monitoring,

                                        Sr. Discount Notes, 13.625%, 2005  . . . . . .            358,000               409,910

                                    Rayovac, Ser. B,

                                        Sr. Sub. Notes, 10.25%, 2006 . . . . . . . . .            195,000               215,475

                                    Reliant Building Products, Ser. B,

                                        Sr. Sub. Notes, 10.875%, 2004  . . . . . . . .            570,000               493,050

                                    Royal Caribbean Cruises,

                                        Deb., 7.50%, 2027  . . . . . . . . . . . . . .            430,000               421,976

                                    Standard Commercial Tobacco,

                                        Gtd. Sr. Notes, 8.875%, 2005 . . . . . . . . .            580,000               565,500

                                                                                                                _______________

                                                                                                                      5,748,971

                                                                                                                _______________

DREYFUS PREMIER MANAGED INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            DECEMBER 31,  1998

                                                                                                Principal

Bonds and Notes (continued)                                                                      Amount                Value
-----------------------------------------------------                                         _____________         _____________

                       Energy--1.8% Calenergy,

                                        Notes, 8.48%, 2028 . . . . . . . . . . . . . .    $       250,000       $       282,204

                                    Chesapeake Energy, Ser. B,

                                        Sr. Notes, 7.875%, 2004  . . . . . . . . . . .            425,000               337,875

                                    Coastal,

                                        Sr. Notes, 8.125%, 2002  . . . . . . . . . . .            420,000               450,173

                                    HS Resources,

                                        Sr. Sub. Notes, 9.25%, 2006  . . . . . . . . .            205,000               193,725

                                    Noble Drilling,

                                        Sr. Notes, 9.125%, 2006  . . . . . . . . . . .             98,000               109,325

                                    Norcen Energy Resources,

                                        Deb., 7.375%, 2006 . . . . . . . . . . . . . .            165,000               173,319

                                    Oryx Energy,

                                        Notes, 10%, 2001 . . . . . . . . . . . . . . .             80,000                85,875

                                    Williams,

                                        Notes, 6.20%, 2002 . . . . . . . . . . . . . .            280,000               280,921

                                                                                                                 _______________

                                                                                                                      1,913,417

                                                                                                                 _______________


                Entertainment--1.3% Imax,

                                        Sr. Notes, 7.875%, 2005  . . . . . . . . . . .            295,000               299,425

                                    Silver Cinemas,

                                        Sr. Sub. Notes, 10.50%, 2005 . . . . . . . . .            510,000               349,350

                                    Six Flags Entertainment,

                                        Gtd. Sr. Notes, 8.875%, 2006 . . . . . . . . .            375,000               386,719

                                    United Artists Theatres, Ser. B,

                                        Sr. Sub. Notes, 9.75%, 2008  . . . . . . . . .            300,000               288,000

                                                                                                                 _______________

                                                                                                                      1,323,494

                                                                                                                 _______________


                 Environmental--1.1% Allied Waste North America,

                                        Sr. Notes:

                                          7.375%, 2004 . . . . . . . . . . . . . . . .            180,000  (a)          182,700

                                          7.625%, 2006 . . . . . . . . . . . . . . . .            120,000  (a)          121,200

                                    USA Waste Services,

                                        Sr. Notes, 7.125%, 2007  . . . . . . . . . . .            340,000               363,261

                                    WMX Technologies:

                                        Notes:

                                           6.625%, 2002  . . . . . . . . . . . . . . .            135,000               139,166

                                           7.70%, 2002 . . . . . . . . . . . . . . . .            360,000               381,741

                                                                                                                 _______________

                                                                                                                      1,188,068

                                                                                                                 _______________


                    Financial--9.6% AvalonBay Communities,

                                        Sr. Notes, 6.50%, 2003 . . . . . . . . . . . .            305,000               300,684

                                    Dollar Financial Group, Ser. A,

                                        Sr. Notes, 10.875%, 2006 . . . . . . . . . . .            300,000               304,500

                                    Equitable Life Assurance Society of the U.S.,

                                        Surplus Notes, 7%, 2028  . . . . . . . . . . .            415,000               428,030

DREYFUS PREMIER MANAGED INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            DECEMBER 31,  1998

                                                                                                Principal

Bonds and Notes (continued)                                                                      Amount                Value
-----------------------------------------------------                                         _____________         _____________

              Financial (continued) Finova Capital,

                                        Medium-Term Notes, 6.22%, 2000 . . . . . . . .    $       810,000       $       812,600

                                    GMAC:

                                        Notes:

                                           6.875%, 2001  . . . . . . . . . . . . . . .            275,000               283,515

                                           7.125%, 2001  . . . . . . . . . . . . . . .            115,000               118,887

                                    GS Escrow,

                                        Sr. Notes, 7%, 2003  . . . . . . . . . . . . .            500,000               490,452

                                    Jefferson-Pilot Capital Trust A,

                                        Gtd Capital Securities, 8.14%, 2046  . . . . .            385,000  (a)          418,420

                                    Jefferson-Pilot Capital Trust B, Ser. B,

                                        Gtd. Capital Securities, 8.285%, 2046  . . . .            190,000  (a)          207,904

                                    Lehman Brothers Holdings:

                                        Notes:

                                           6.25%, 2003 . . . . . . . . . . . . . . . .          1,040,000             1,032,081

                                           8.50%, 2007 . . . . . . . . . . . . . . . .            610,000               680,609

                                        Sr. Sub. Notes, 6.125%, 2001 . . . . . . . . .            400,000               399,629

                                    Paine Webber Group:

                                        Medium Term Sr. Notes, Ser. C,

                                           8.06%, 2017 . . . . . . . . . . . . . . . .            730,000               793,263

                                        Sr. Notes, 7.39%, 2017 . . . . . . . . . . . .            675,000               685,915

                                    Safeco Capital Trust I, Ser. B

                                        Gtd. Capital Secuities, 8.072%, 2037 . . . . .            750,000               800,828

                                    Sears Roebuck Acceptance,

                                        Notes, 6%, 2003  . . . . . . . . . . . . . . .            780,000               788,538

                                    Sun Life of Canada (U.S.) Capital Trust I,

                                        Gtd. Cum. Capital Securities, 8.526%, 2049 . .          1,265,000  (a)        1,435,509

                                                                                                                 _______________

                                                                                                                      9,981,364

                                                                                                                 _______________


               Food & Beverage--1.4% Agrilink Foods,

                                        Sr. Sub. Notes, 11.875%, 2008  . . . . . . . .            270,000  (a)          276,075

                                    Favorite Brands International,

                                        Sr. Notes, 10.75%, 2006  . . . . . . . . . . .            600,000  (a)          495,000

                                    Nabisco,

                                        Notes, 6%, 2001  . . . . . . . . . . . . . . .            735,000               731,650

                                                                                                                 _______________

                                                                                                                      1,502,725

                                                                                                                 _______________


                      Foreign--1.5% Canadian Forest Oil,

                                        Sr. Sub. Notes, 8.75%, 2007  . . . . . . . . .            525,000               496,125

                                    Canadian National Railway,

                                        Notes, 6.90%, 2028 . . . . . . . . . . . . . .            370,000               382,816

                                    Embotelladora Andina, Ser. A,

                                        Notes, 7%, 2007  . . . . . . . . . . . . . . .            490,000               415,433

                                    Rogers Communications,

                                        Conv. Sub. Deb., 2%, 2005  . . . . . . . . . .            475,000               310,531

                                                                                                                 _______________

                                                                                                                      1,604,905

                                                                                                                 _______________


DREYFUS PREMIER MANAGED INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            DECEMBER 31,  1998

                                                                                                Principal

Bonds and Notes (continued)                                                                      Amount                Value
-----------------------------------------------------                                         _____________         _____________

                    Healthcare--.2% Global Health Sciences,

                                        Sr. Notes, 11%, 2008 . . . . . . . . . . . . .    $       265,000       $       176,225

                                                                                                                  _______________


                   Industrial--6.3% Alliance Laundry Systems,

                                        Sr. Sub. Notes, 9.625%, 2008 . . . . . . . . .            355,000  (a)          342,575

                                    Axia,

                                        Notes, 10.75%, 2008  . . . . . . . . . . . . .            350,000               357,000

                                    Delco Remy International,

                                        Sr. Notes, 8.625%, 2007  . . . . . . . . . . .            325,000               333,125

                                    Eagle-Picher:

                                        Holdings, Ser. B,

                                           Sr. Discount Notes, Zero Coupon, 2003 . . .            600,000  (c)          304,500

                                        Industries,

                                           Sr. Sub. Notes, 9.375%, 2008  . . . . . . .            375,000               354,375

                                    Ingersoll-Rand,

                                        Sr. Notes, 6.255%, 2001  . . . . . . . . . . .            875,000               886,119

                                    Lockheed Martin,

                                        Gtd. Deb., 7.75%, 2026 . . . . . . . . . . . .            930,000             1,070,389

                                    Numatics,

                                        Sr. Sub. Notes, 9.625%, 2008 . . . . . . . . .            140,000               131,600

                                    Plastic Containers, Ser. B,

                                        Sr. Secured Notes, 10%, 2006 . . . . . . . . .            325,000               339,625

                                    Raytheon,

                                        Notes, 5.95%, 2001 . . . . . . . . . . . . . .            600,000               607,534

                                    Regional,

                                        Sr. Notes, 10.50%, 2008  . . . . . . . . . . .            535,000               543,025

                                    Sony,

                                        Notes, 6.125%, 2003  . . . . . . . . . . . . .            130,000               133,447

                                    Steel Heddle Manufacturing,

                                        Sr. Sub. Notes, 10.625%, 2008  . . . . . . . .            600,000               471,000

                                    Verio,

                                        Sr. Notes, 11.25%, 2008  . . . . . . . . . . .            410,000  (a)          414,100

                                    Wesco Distribution, Ser. B,

                                        Sr. Sub. Notes, 9.125%, 2008 . . . . . . . . .            300,000               301,500

                                                                                                                 _______________

                                                                                                                      6,589,914

                                                                                                                 _______________


                         Metals--.4% U.S. Can, Ser. B,

                                        Sr. Sub.Notes, 10.125%, 2006 . . . . . . . . .            350,000               360,500

                                                                                                                  _______________


                      Retailers--.6% Fedders North America,

                                        Gtd. Sr. Sub. Notes, 9.375%, 2007  . . . . . .            600,000               607,500

                                                                                                                 _______________


                    Technology--1.5% Amphenol,

                                        Sr. Sub. Notes, 9.875%, 2007 . . . . . . . . .            330,000               338,250

                                    DynCorp,

                                        Sr. Sub. Notes, 9.50%, 2007  . . . . . . . . .            520,000               522,600

DREYFUS PREMIER MANAGED INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            DECEMBER 31,  1998

                                                                                                Principal

Bonds and Notes (continued)                                                                      Amount                Value
-----------------------------------------------------                                         _____________         _____________

            Technology (continued)  Iron Mountain,

                                        Sr. Notes, 10.125%, 2006 . . . . . . . . . . .    $       600,000       $       648,000

                                                                                                                 _______________

                                                                                                                      1,508,850

                                                                                                                 _______________

          Telecommunications--7.8%  21st Century Telecom Group,

                                        Sr. Discount Notes, Zero Coupon, 2003  . . . .          1,040,000  (c)          442,000

                                    Comcast Cable Communications,

                                        Notes, 6.20%, 2008 . . . . . . . . . . . . . .            615,000               627,485

                                    Comcast Cellular,

                                        Sr. Notes, 9.50%, 2007 . . . . . . . . . . . .            300,000               319,500

                                    Dobson Wireline,

                                        Sr. Notes, 12.25%, 2008  . . . . . . . . . . .            700,000               651,000

                                    E. Spire Communications,

                                        Sr. Discount Notes, Zero Coupon, 2003  . . . .            500,000  (c)          197,500

                                    Echostar Communications,

                                        Sr. Secured Discount Notes, Zero Coupon, 1999  .          325,000  (c)          334,750

                                    GCI,

                                        Sr. Notes, 9.75%, 2007 . . . . . . . . . . . .            400,000               398,000

                                    Iridium/Capital,

                                        Sr. Notes, 11.25%, 2005  . . . . . . . . . . .            800,000               692,000

                                    Level 3 Communications,

                                        Sr. Notes, 9.125%, 2008  . . . . . . . . . . .            550,000               545,875

                                    McLeod USA,

                                        Sr. Notes, 9.25%, 2007 . . . . . . . . . . . .            350,000               367,500

                                    Nextel Communications,

                                        Sr. Discount Notes, Zero Coupon, 2002  . . . .          1,150,000  (c)          701,500

                                    Orion Network Systems,

                                        Sr. Notes, 11.25%, 2007 (Units)  . . . . . . .            550,000  (e)          528,000

                                    Paging Network,

                                        Sr. Sub. Notes, 8.875%, 2006 . . . . . . . . .            770,000               719,950

                                    Price Communications Wireless,

                                        Sr. Notes, 9.125%, 2006  . . . . . . . . . . .            430,000  (a)          436,450

                                    Splitrock Services, Ser. B,

                                        Gtd. Sr. Notes, 11.75%, 2008 . . . . . . . . .            500,000               435,000

                                    Telehub Communications,

                                        Sr. Discount Notes, Zero Coupon, 2001(Units) .            400,000  (a,c,e)      214,000

                                    Time Warner Telecommunications,

                                        Sr. Notes, 9.75%, 2008 . . . . . . . . . . . .            505,000               532,775

                                                                                                                 _______________

                                                                                                                      8,143,285

                                                                                                                 _______________

                     Textiles--.5%  Burlington Industries,

                                        Deb., 7.25%, 2007  . . . . . . . . . . . . . .            506,000               516,950

                                                                                                                 _______________

                   Utilities--1.2%  Avon Energy Partners Holdings,

                                        Sr. Notes, 6.73%, 2002 . . . . . . . . . . . .            950,000  (a)          976,935

                                    Niagara Mohawk Power, Ser. C,

                                        Sr. Notes, 7.125%, 2001  . . . . . . . . . . .            230,000               234,724

                                                                                                                 _______________

                                                                                                                      1,211,659

                                                                                                                 _______________

DREYFUS PREMIER MANAGED INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            DECEMBER 31,  1998

                                                                                                Principal

Bonds and Notes (continued)                                                                      Amount                Value
-----------------------------------------------------                                         _____________         _____________

         U.S. Government Agencies/

            Mortgage Backed--22.5%  Federal Home Loan Mortgage Corp.:

                                        7.50%, 9/1/2012  . . . . . . . . . . . . . . .    $       815,658       $       841,906

                                        9.50%, 7/25/2022 . . . . . . . . . . . . . . .            413,286               440,406

                                    Federal National Mortgage Association:

                                        6%, 8/1/2010-2/15/2029 . . . . . . . . . . . .          3,309,480  (f)        3,293,979

                                        6.50%, 11/1/2003-1/15/2029 . . . . . . . . . .          4,721,496  (f)        4,793,215

                                        7%, 7/1/2022-7/1/2023  . . . . . . . . . . . .            736,762               756,605

                                        7.50%, 4/1/2005  . . . . . . . . . . . . . . .             33,483                33,483

                                        7.536%, 6/1/2016 . . . . . . . . . . . . . . .            945,746             1,050,249

                                        Gtd. REMIC Pass-Through Ctfs.,

                                           Ser. 1996-M7, Cl. B, 6.839%, 6/17/2011  . .            320,000  (b)          330,462

                                    Government National Mortgage Association I:

                                        6.50%, 1/15/2029 . . . . . . . . . . . . . . .          1,967,000  (g)        1,987,280

                                        7%, 12/15/2025-6/15/2028 . . . . . . . . . . .          3,280,793             3,370,357

                                        7.50%, 12/15/2023-10/15/2028 . . . . . . . . .          5,569,190             5,750,934

                                        8%, 7/15/2027  . . . . . . . . . . . . . . . .            809,598               842,735

                                                                                                                 _______________

                                                                                                                     23,491,611

                                                                                                                 _______________

            U.S. Government--10.8%  U.S. Treasury Bonds,

                                        7.25%, 8/15/2022 . . . . . . . . . . . . . . .          2,570,000             3,196,052

                                    U.S. Treasury Notes:

                                        5.375%, 1/31/2000  . . . . . . . . . . . . . .          6,311,000             6,361,362

                                        6.375%, 8/15/2002  . . . . . . . . . . . . . .            658,000               694,868

                                    U.S. Treasury Principal Strips,

                                        Zero Coupon, 8/15/2022 . . . . . . . . . . . .          3,800,000             1,050,358

                                                                                                                 _______________

                                                                                                                     11,302,640

                                                                                                                 _______________

                                    TOTAL BONDS AND NOTES

                                        (cost $102,882,245)  . . . . . . . . . . . . . . .                         $102,463,867
                                                                                                                  _____________


Short-Term Investments--9.2%
-----------------------------------------------------

                  Commercial Paper; Ford Motor Credit,

                                        5%, 1/4/1999 . . . . . . . . . . . . . . . . . . .  $    5,200,000       $    5,200,000

                                    General Electric Credit,

                                        5%, 1/4/1999 . . . . . . . . . . . . . . . . . . .      4,347,000             4,347,000

                                                                                                                 _______________

                                    TOTAL SHORT-TERM INVESTMENTS

                                        (cost $9,547,000)  . . . . . . . . . . . . . . . .                        $    9,547,000

                                                                                                                   _____________


TOTAL INVESTMENTS (cost $112,429,245). . . . . . . . . . . . . . . . . . . . . . . . . . .         107.4%          $112,010,867

                                                                                                  _______        _______________

LIABILITIES, LESS CASH AND RECEIVABLES   . . . . . . . . . . . . . . . . . . . . . . . . .         (7.4%)       $   (7,708,139)
                                                                                                  _______        _______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         100.0%          $104,302,728
                                                                                                  _______        _______________

DREYFUS PREMIER MANAGED INCOME FUND
-----------------------------------------------------------------------------

Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1998, these securities amounted to $8,546,180 or 8.2% of net assets.

(b)  Variable rate security--interest rate subject to change.

(c) Zero Coupon until year shown at which time a stated coupon rate becomes effective.

(d)  Notional face amount shown.

(e)  With warrants to purchase common stock.

(f)  Partially purchased on a forward commitment basis.

(g)  Purchased on a forward commitment basis.





                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER MANAGED INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                         DECEMBER 31, 1998

                                                                                                    Cost             Value
                                                                                                _____________    ______________
ASSETS:                          Investments in securities--See Statement of Investments . .     $112,429,245      $112,010,867

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                            1,283,951

                                 Receivable for investment securities sold . . . . . . . .                            1,811,608

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                            1,587,670

                                 Receivable for shares of Beneficial Interest subscribed . .                            166,041

                                                                                                                 ______________

                                                                                                                    116,860,137

                                                                                                                 ______________


LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                               75,882

                                 Due to Distributor  . . . . . . . . . . . . . . . . . . .                               19,596

                                 Payable for investment securities purchased . . . . . . .                           10,426,307

                                 Payable for shares of Beneficial Interest redeemed  . . .                            2,035,624

                                                                                                                 ______________

                                                                                                                     12,557,409

                                                                                                                 ______________


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $104,302,728

                                                                                                                 ______________



REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                         $111,104,012

                                 Accumulated distributions in excess of investment
                                   income--net . . . . . . . . . . . . . . . . . . . . . .                              (71,225)

                                 Accumulated net realized gain (loss) on investments . . .                           (6,311,681)

                                 Accumulated net unrealized appreciation (depreciation)
                                   on investments--Note 3  . . . . . . . . . . . . . . . .                             (418,378)

                                                                                                                 ______________


 NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $104,302,728

                                                                                                                 ______________




                           NET ASSET VALUE PER SHARE
                              --------------------

                                                             Class A           Class B            Class C           Class R
                                                          ______________   _______________  ______________       ______________
Net Assets . . . . . . . . . . . . . . . . . . . . . .       $71,901,965       $16,324,732         $5,368,908       $10,707,123

Shares Outstanding . . . . . . . . . . . . . . . . . .         6,649,729         1,509,632            496,184           990,243


 NET ASSET VALUE PER SHARE . . . . . . . . . . . . . .            $10.81            $10.81             $10.82            $10.81
                                                                 _______           _______            _______           _______



                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER MANAGED INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS                          YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME
INCOME                           Interest Income . . . . . . . . . . . . . . . . .                               $  7,343,282

EXPENSES:                        Management fee--Note 2(a) . . . . . . . . . . . .         $    680,914

                                 Distribution and service fees--Note 2(b)  . . . .              311,712

                                 Loan commitment fees--Note 4  . . . . . . . . . .                  533

                                                                                           ____________

                                    Total Expenses . . . . . . . . . . . . . . . .                                    993,159

                                                                                                                _____________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                  6,350,123

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 3:

                                 Net realized gain (loss) on investments . . . . .          $ 1,022,323

                                 Net unrealized appreciation (depreciation)
                                    on investments . . . . . . . . . . . . . . . .           (2,710,587)

                                                                                           ____________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . .                                (1,688,264)

                                                                                                                _____________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . .                               $  4,661,859

                                                                                                                _____________











                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER MANAGED INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                             Year Ended         Year Ended

                                                                                         December 31, 1998   December 31, 1997
                                                                                          _________________   _________________

OPERATIONS:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    6,350,123       $    6,300,051

   Net realized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . .           1,022,323              919,974

   Net unrealized appreciation (depreciation) on investments . . . . . . . . . . . .          (2,710,587)           1,470,433

                                                                                           _____________        _____________

          Net Increase (Decrease) in Net Assets Resulting from Operations  . . . . .           4,661,859            8,690,458

                                                                                           _____________        _____________


DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (4,912,986)          (4,956,835)

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (615,010)            (351,138)

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (146,175)             (45,681)

       Class R shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (787,520)            (906,054)

                                                                                           _____________        _____________

          Total Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (6,461,691)          (6,259,708)

                                                                                           _____________        _____________


BENEFICIAL INTEREST TRANSACTIONS:

  Net proceeds from shares sold:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           9,151,854            9,538,076

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          12,907,066            3,306,776

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           5,118,598              704,099

       Class R shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          10,863,405            4,188,843

   Dividends reinvested:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,841,225            3,927,349

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             301,251              165,637

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              30,245               20,653

       Class R shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             668,194              805,637

   Cost of shares redeemed:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (12,634,036)         (19,780,145)

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (3,590,805)          (1,719,546)

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (732,720)            (160,373)

       Class R shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (11,633,078)          (6,881,617)

                                                                                           _____________        _____________

          Increase (Decrease) in Net Assets from Beneficial Interest Transactions  .          14,291,199           (5,884,611)

                                                                                           _____________        _____________

             Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . .          12,491,367           (3,453,861)


NET ASSETS:

   Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          91,811,361           95,265,222

                                                                                           _____________        _____________

   End of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $104,302,728        $  91,811,361

                                                                                           _____________        _____________

UNDISTRIBUTED INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF INVESTMENT INCOME)--NET. .  $       (71,225)    $         40,343

                                                                                           _____________        _____________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER MANAGED INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                        Shares
                                                                                            _______________________________

                                                                                             Year Ended         Year Ended

                                                                                         December 31, 1998   December 31, 1997
                                                                                          _________________   _________________

CAPITAL SHARE TRANSACTIONS:

  Class A
  _______

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         831,761            885,615

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . .         349,834            363,709

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (1,150,108)        (1,837,421)

                                                                                            __________         __________

             Net Increase (Decrease) in Shares Outstanding . . . . . . . . . . . . . .          31,487           (588,097)
                                                                                            __________         __________


  Class B

  _______

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,184,201            306,677

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . .          27,508             15,300

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (328,343)          (159,287)
                                                                                            __________         __________

             Net Increase (Decrease) in Shares Outstanding . . . . . . . . . . . . . .         883,366            162,690
                                                                                            __________         __________


  Class C

  _______

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         469,333             65,104

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . .           2,760              1,907

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (67,335)           (14,740)
                                                                                            __________         __________

             Net Increase (Decrease) in Shares Outstanding . . . . . . . . . . . . . .         404,758             52,271
                                                                                            __________         __________


  Class R

  _______

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         995,589            386,896

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . .          60,836             74,624

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     (1,068,058)          (631,385)
                                                                                            __________         __________

             Net Increase (Decrease) in Shares Outstanding . . . . . . . . . . . . . .        (11,633)          (169,865)
                                                                                            __________         __________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER MANAGED INCOME FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                        Class A Shares
                                                                        _____________________________________________________

                                                                                    Year Ended December 31,
                                                                        _____________________________________________________

PER SHARE DATA:                                                      1998         1997         1996        1995      1994(1,2)
                                                                    _____        _____       ______       ______     ________
   Net asset value, beginning of period  . . . . . . . . . .        $11.01       $10.73       $11.08       $10.12      $11.38
                                                                    ______       ______      _______      _______     _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . .           .73          .73          .69          .75        .69(3)

   Net realized and unrealized gain (loss) on investments  .          (.19)         .27         (.35)         .96      (1.26)
                                                                    ______       ______      _______      _______     _______

   Total from Investment Operations  . . . . . . . . . . . .           .54         1.00          .34         1.71       (.57)
                                                                    ______       ______      _______      _______     _______

   Distributions:

   Dividends from investment income--net . . . . . . . . . .          (.74)        (.72)        (.69)        (.75)       (.69)
                                                                    ______       ______      _______      _______     _______

   Net asset value, end of period  . . . . . . . . . . . . .        $10.81       $11.01       $10.73       $11.08      $10.12
                                                                    ______       ______      _______      _______     _______

TOTAL INVESTMENT RETURN(4) . . . . . . . . . . . . . . . . .          4.90%        9.80%        3.42%       17.32%      (5.14%)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . .           .95%         .95%         .95%         .95%        .98%(5)

   Ratio of net investment income to average net assets  . .          6.62%        6.74%        6.48%        7.08%       6.32%

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . .        238.95%      244.44%      251.66%      236.10%     270.00%

   Net Assets, end of period (000's Omitted) . . . . . . . .       $71,902      $72,878      $77,305      $80,782     $79,548

-----------

(1)Effective April 4, 1994, the Retail and Institutional Classes were reclassified as a single class of shares known as the Investor shares. On October 17, 1994, Investor shares were redesignated Class A shares. The amounts shown for the year ended December 31, 1994 were calculated using the performance of a Retail Class share outstanding from January 1, 1994 to April 3, 1994 and the performance of an Investor (now Class A) share outstanding from April 4, 1994 to December 31, 1994.

(2)Prior to April 4, 1994, The Boston Company Advisors, Inc. served as the Fund' s investment adviser. From April 4, 1994 through October 16, 1994, Mellon Bank, N.A. served as the Fund's investment manager. Effective October 17, 1994, The Dreyfus Corporation began serving as the Fund's investment manager.

(3)Net investment income before voluntary waiver of fees or reimbursement of expenses by the investment adviser for the year ended December 31, 1994 was $.69.

(4)  Exclusive of sales load.

(5)Without the voluntary reimbursement of expenses and/or waiver of fees by the investment adviser and/or transfer agent, and/or distributor, the ratio of expenses to average net assets for the year ended December 31, 1994 would have been .99%.




                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER MANAGED INCOME FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.(1)

                                                                                              Class B Shares

                                                                                 ________________________________________________

                                                                                           Year Ended December 31,
                                                                                _________________________________________________

PER SHARE DATA:                                                                 1998          1997         1996         1995
                                                                             ________      _______     _______        _______
   Net asset value, beginning of period  . . . . . . . . . . . . . . . . .    $11.01       $10.73       $11.08         $10.12
                                                                              ______      _______       ______        _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . .      .64           .65          .61           .67

   Net realized and unrealized gain (loss) on investments  . . . . . . . .     (.19)          .27         (.35)          .96
                                                                              ______      _______       ______        _______

   Total from Investment Operations  . . . . . . . . . . . . . . . . . . .      .45           .92          .26          1.63
                                                                              ______      _______       ______        _______

   Distributions:

   Dividends from investment income--net . . . . . . . . . . . . . . . . .     (.65)         (.64)        (.61)         (.67)
                                                                              ______      _______       ______        _______

   Net asset value, end of period  . . . . . . . . . . . . . . . . . . . .    $10.81        $11.01      $10.73        $11.08
                                                                              ______      _______       ______        _______

TOTAL INVESTMENT RETURN(2) . . . . . . . . . . . . . . . . . . . . . . . .      4.10%        8.97%        2.54%         16.55%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . . . . . . . . .      1.70%        1.70%        1.70%          1.69%

   Ratio of net investment income to average net assets  . . . . . . . . .      5.81%        5.98%        5.77%          6.41%

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . . . . .    238.95%      244.44%      251.66%        236.10%

   Net Assets, end of period (000's Omitted) . . . . . . . . . . . . . . .   $16,325       $6,896       $4,973         $2,236

---------

(1)The Fund commenced offering Class B shares on December 19, 1994. Financial Highlights for the period ended December 31, 1994 for Class B shares are not presented because no shares had been issued to the public as of that date.

(2)  Exclusive of sales load.












                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER MANAGED INCOME FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.(1)

                                                                                                 Class C Shares
                                                                                 ________________________________________________

                                                                                              Year Ended December 31,
                                                                                _________________________________________________

PER SHARE DATA:                                                                 1998          1997         1996         1995

                                                                             ________      _______     _______       _______
   Net asset value, beginning of period  . . . . . . . . . . . . . . . . .    $11.02       $10.73       $11.08        $10.12
                                                                              ______      _______       ______       _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . .      .64           .64          .61           .67

   Net realized and unrealized gain (loss) on investments  . . . . . . . .     (.19)          .29         (.35)          .96
                                                                              ______      _______       ______       _______

   Total from Investment Operations  . . . . . . . . . . . . . . . . . . .      .45           .93          .26          1.63
                                                                              ______      _______       ______       _______

   Distributions:

   Dividends from investment income--net . . . . . . . . . . . . . . . . .     (.65)        (.64)         (.61)         (.67)
                                                                              ______      _______       ______       _______

   Net asset value, end of period  . . . . . . . . . . . . . . . . . . . .    $10.82       $11.02       $10.73        $11.08
                                                                              ______      _______       ______       _______

TOTAL INVESTMENT RETURN(2) . . . . . . . . . . . . . . . . . . . . . . . .      4.17%        8.96%        2.49%        16.54%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . . . . . . . . .      1.69%        1.70%        1.68%         1.66%

   Ratio of net investment income to average net assets  . . . . . . . . .      5.74%        5.95%        5.69%         6.03%

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . . . . .    238.95%      244.44%      251.66%       236.10%

   Net Assets, end of period (000's Omitted) . . . . . . . . . . . . . . .    $5,369       $1,007         $420          $67

---------

(1)The Fund commenced offering Class C shares on December 19, 1994. Financial Highlights for the period ended December 31, 1994 for Class C shares are not presented because no shares had been issued to the public as of that date.

(2)  Exclusive of sales load.

















                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER MANAGED INCOME FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                         Class R Shares
                                                                        _____________________________________________________

                                                                                      Year Ended December 31,
                                                                        _____________________________________________________

PER SHARE DATA:                                                     1998          1997         1996        1995      1994(1,2)
                                                                    _____        _____        ______       ______     ________
   Net asset value, beginning of period  . . . . . . . . . .        $11.01       $10.73       $11.08       $10.12      $11.38
                                                                    ______       ______      _______      _______     _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . .           .74          .76          .72          .78        .72(3)

   Net realized and unrealized gain (loss) on investments  .          (.17)         .27         (.35)         .96      (1.26)
                                                                    ______       ______      _______      _______     _______

   Total from Investment Operations  . . . . . . . . . . . .           .57         1.03          .37         1.74       (.54)
                                                                    ______       ______      _______      _______     _______

   Distributions:

   Dividends from investment income--net . . . . . . . . . .          (.77)        (.75)        (.72)        (.78)       (.72)
                                                                    ______       ______      _______      _______     _______

   Net asset value, end of period  . . . . . . . . . . . . .        $10.81       $11.01       $10.73       $11.08      $10.12
                                                                    ______       ______      _______      _______     _______

TOTAL INVESTMENT RETURN(4) . . . . . . . . . . . . . . . . .          5.26%        9.97%        3.58%       17.71%      (4.88%)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . .           .70%         .70%         .70%         .70%        .71%(5)

   Ratio of net investment income to average net assets  . .          6.77%        6.99%        6.74%        7.31%       6.59%

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . .        238.95%      244.44%      251.66%      236.10%     270.00%

   Net Assets, end of period (000's Omitted) . . . . . . . .       $10,707      $11,031      $12,567      $11,532      $9,588

-----------

(1)Effective April 4, 1994, the Investment Class shares were redesignated as the Trust Shares. On October 17, 1994, the Trust Shares were redesignated Class R shares.

(2)Prior to April 4, 1994, The Boston Company Advisors, Inc. served as the Fund' s investment adviser. From April 4, 1994 through October 16, 1994, Mellon Bank, N.A. served as the Fund's investment manager. Effective October 17, 1994, The Dreyfus Corporation serves as the Fund's investment manager.

(3)Net investment income before voluntary waiver of fees and/or reimbursement of expenses by the investment adviser for the year ended December 31, 1994 was $.71.

(4)  Exclusive of sales load.

(5)Without the voluntary reimbursement of expenses and/or waiver of fees by the investment adviser and transfer agent, the ratio of expenses to average net assets for the year ended December 31, 1994 would have been .72%.








                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER MANAGED INCOME FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus Premier Managed Income Fund (the "Fund") is a separate diversified series of The Dreyfus/Laurel Funds Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering three series, including the Fund. The Fund's investment objective is to seek high current income consistent with what is believed to be prudent risk of capital primarily through investments in investment-grade corporate and U.S. Government obligations and in obligations having maturities of 10 years or less. The Dreyfus Corporation (the "Manager") serves as the Fund's investment manager. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank").

  Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares. The Fund is authorized to issue an unlimited number of shares of Beneficial Interest in the following classes of shares: Class A, Class B, Class C and Class R. Class A, Class B and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class A shares are sold with a front-end sales charge, while Class B and Class C shares are subject to a contingent deferred sales charge (" CDSC" ) and a distribution and service fee. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution fee or service fees. Class R shares are offered without a front-end sales load or CDSC. Each class of shares has identical rights and privileges, except with respect to distribution fees and voting rights on matters affecting a single class.

  Investment income, net of expenses (other than class specific expenses), realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities (excluding short-term investments other than U.S. Treasury Bills) are valued each business day by an independent pricing service (" Service" ) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates market value.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

  (C) DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements DREYFUS PREMIER MANAGED INCOME FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

  (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

  The Fund has an unused capital loss carryover of approximately $6,300,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 1998. If not applied, $4,554,000 of the carryover expires in fiscal 2002, $539,000 expires in fiscal 2003 and $1,207,000 expires in fiscal 2004.

NOTE 2--INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

  (A) INVESTMENT MANAGEMENT FEE: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. The Manager also directs the investments of the Fund in accordance with its investment objective, policies and limitations. For these services, the Fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .70% of the value of the Fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the Fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, service fees, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Trustees (including counsel). Effective July 1, 1998, each Trustee receives $40,000 per year, plus $5,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, and The Dreyfus/Laurel Funds Trust (the "Dreyfus/Laurel Funds") attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts)
 .   These fees pertain to the Dreyfus/Laurel Funds and are charged and allocated
to  each  series  based  on  net  assets.   In  the  event that there is a joint
committee meeting of the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

  Prior to July 1, 1998 each Trustee received $27,000 per year, $1,000 for each Board meeting attended and $750 for each Audit Committee meeting attended and was reimbursed for travel and out-of-pocket expenses. The Chairman of the Board received an additional annual fee of $25,000 per year. These fees pertained to
the  Dreyfus/Laurel  Funds.   (The  $1,000  attendance  fee and reimbursement of
meeting expenses were also borne pro rata by Dreyfus High Yield Strategies Fund)
 .   These  fees  and expenses were charged and allocated to each series based on
net  assets.   Amounts  required  to  be  paid  by  the  Trust  directly  to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, were in fact paid directly by the Manager to the non-interested Trustees.

DREYFUS PREMIER MANAGED INCOME FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, retained $3,089 during the period ended December 31, 1998, from commissions earned on sales of the Fund's shares.

  (B) DISTRIBUTION AND SERVICE PLAN: Under the Distribution plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, the Fund may pay annually up to
 . 25%  of  the value of its average daily net assets attributable to its Class A shares  to  compensate  the  Distributor  and  Dreyfus  Service  Corporation, an
affiliate   of  the  Manager,  for  shareholder  servicing  activities  and  the
Distributor for activities and expenses primarily intended to result in the sale of Class A shares. Under the Plan, the Fund may pay the Distributor for distributing the Fund's Class B and Class C shares at an aggregate annual rate of .75% of the value of the average daily net assets of Class B and Class C shares. Class B and Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1, under which the Fund pays Dreyfus Service Corporation or the Distributor for providing certain services to the holders of Class B and Class C shares a fee at the annual rate of .25% of the value of the average daily net assets of Class B and Class C shares. Class R shares bear no distribution fee or service fee. During the period ended December 31, 1998, Class A, Class B and Class C shares were charged $182,651, $78,057 and $18,739 respectively, pursuant to the Plan and Class B and Class C shares were charged $26,019 and $6,246, respectively, pursuant to the service plan.

  Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

NOTE 3--SECURITIES TRANSACTIONS:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended December 31, 1998 amounted to $236,778,873 and $226,942,658, respectively.

  At December 31, 1998, accumulated net unrealized depreciation on investments was $418,378, consisting of $1,783,438 gross unrealized appreciation and $2,201,816 gross unrealized depreciation.

  At December 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 4--BANK LINE OF CREDIT:

  The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended December 31, 1998, the Fund did not borrow under the Facility.


DREYFUS PREMIER MANAGED INCOME FUND
-----------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT

THE BOARD OF TRUSTEES AND SHAREHOLDERS

THE DREYFUS/LAUREL FUNDS TRUST:

  We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Premier Managed Income Fund of The Dreyfus/Laurel Funds Trust as of December 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Premier Managed Income Fund of The Dreyfus/Laurel Funds Trust as of December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of two years in the period then ended, and its financial highlights for each of the periods presented herein, in conformity with generally accepted accounting principles.





New York, New York

February 19, 1999


DREYFUS PREMIER MANAGED

INCOME FUND

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

Mellon Bank, N.A.

One Mellon Bank Center

Pittsburgh, PA 15258

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940











Printed in U.S.A.                                         349/649AR9812

                                 Annual Report
-------------------------------------------------------------------------------

                                DREYFUS PREMIER

                                MANAGED INCOME

                                     FUND
-------------------------------------------------------------------------------

                               December 31, 1998

[reg.tm logo]

[Dreyfus lion/2hres logo]




YEAR 2000 ISSUES (UNAUDITED)

  The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund' s other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

DREYFUS PREMIER CORE VALUE FUND

(FORMERLY DREYFUS CORE VALUE FUND)
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to provide you with the annual report for Dreyfus Premier Core Value Fund for the fiscal year ended December 31, 1998. The table below shows the total return of the Fund's various classes of shares including two that began operations on January 16, 1998. The total return of the Standard & Poor's 500 Composite Stock Price Index is also provided:

                                                             Total Return*

                                                             ____________

      Class A Shares                                             7.06%

      Class B Shares (since inception on 1/16/98)               10.24%

      Class C Shares (since inception on 1/16/98)               10.24%

      Class R Shares                                             7.01%

      Institutional Shares                                       7.17%

      Standard & Poor's 500 Composite
             Stock Price Index**                                28.60%

ECONOMIC REVIEW

  During 1998, the main regions of the world had very different economic fundamentals. The U.S. entered the year with a strong economy near full employment, with unemployment only slightly above 4%. The tight labor market led the Federal Reserve Board (the "Fed") to contemplate a rise in interest rates early in the year, but world economic weakness generated powerful enough disinflationary forces that the Fed acted instead to ease credit beginning in September. After many years of subpar economic growth, continental Europe moved into a sustained economic expansion. The overall European economy benefited as interest rates in peripheral countries such as Spain and Italy fell, approaching the lower levels established by Germany, on the eve of currency unification. Unlike the U.S., Europe has substantial excess capacity of productive plant and labor. In Asia, weak economies were pervasive as a result of a financial crisis. The Latin American economies weakened in turn as the financial stresses spread throughout that region. On balance, there was a substantial weakening of the world economy over the course of 1998, moderated mainly by the American consumer's role as "spender of last resort."

A main influence on the U.S. economy during the year was the foreign financial crisis and consequent cooling of the world economy. The positive effects hit first. Actual inflation and expected inflation dropped, causing a decline in long-term Treasury bond yields and mortgage rates. This caused a boom in housing. The fall in inflation left more of the growth in consumer income with which to buy goods and services. Thus, consumers benefited from a combination of good growth in income after inflation, a strong labor market, and increases in the prices of assets they owned, including bonds, stocks and real estate. In a sense, 1998 was a year of disinflationary boom in the U.S., as above-trend economic growth coincided with negligible inflation.

  The negative effect of Asian weakness was felt in the industrial sector more than in the consumer sector. Corporate profits weakened, especially in sectors affected by the Asian crisis such as world-traded commodities (oil, metals and paper) and exports.

  Evidence of a weaker world economy accumulated during 1998 as the financial stresses continued. A worsened financial crisis occurred between the Russian default in mid-August and the fallout from the Long-Term Capital Management hedge fund crisis through early October. However, energetic steps were taken to stabilize the Japanese banks, design a support package for Brazil, ease monetary policy, and help overinvested financial institutions rebuild their cash reserves. Indications of a calming of financial fears were evident in the final months of the year. In any case, there appears to have been a shift in the priorities of key policymakers from fighting potential inflation to restimulating future world economic growth.

  The global economy survived a triple financial crisis in 1998 from Japan, emerging market countries and overextended financial institutions. Excess capacity persists in many worldwide industries after years of high capital spending followed by the onset of a worldwide weakening in demand. Fortunately, the U.S. has led the world in making the transition away from the old manufacturing industries to the new growth industries, such as biotechnology, software, computer hardware and the Internet. This contributed to the favorable combination of low unemployment and low inflation in the U.S., and may yet lead toward more efficient allocation of capital elsewhere in the world.

  As 1998 ended, interest rates set by central banks remained in a downtrend in most parts of the world, including Europe and the U.S. A similar trend had even begun in many emerging countries, as the stresses of financial crisis relax.

MARKET    OVERVIEW

  Volatility was the overriding characteristic of equity markets in the year ended December 31. There was stock market strength during the early part of the year. Small-cap indices started to erode in the spring and were joined by large-cap indices by midsummer. Indices declined sharply until the end of August, followed by a rebound and then a renewed decline amidst financial fears until early October. A strong rally followed in the last three months of the year in response to the easing of monetary policy. Over the 12-month period, the total return on the Standard and Poor's 500 Composite Stock Price Index was 28.60% . Returns on mid-cap and small-cap stock indices continued to be weaker, with a negative total return on small-cap indices.

  Three key trends influenced stock market behavior during the year. First, the Federal Reserve kept the Federal Funds rate flat at 5.5% for nearly nine months of the year, but then began a succession of easing moves. Second, weakness in the economies of emerging countries contributed to declining commodity prices and a drop in long-term Treasury bond yields to multidecade lows. Third, expectations for corporate profits dropped, first in the sectors sensitive to Asian developments such as oil, basic materials and exports and then for a broader list of stocks.

  The trigger for the sharp decline in stocks in August appeared to be the Russian default that month. This resulted in deepening concerns about weaker economic growth and corporate profits. There was also a global margin call on risky assets held by hedge funds and financial institutions. This raised the cost of debt financing for many corporations and many emerging countries. Expectations for economic activity in emerging countries in Asia and Latin America sank; those for U.S. corporate profits were put on hold. Despite the fall in Treasury bond yields, financial stocks led the summer selloff due to concerns that financial difficulties might spread among emerging countries, who might fail to repay loans. However, in the last three months of the year, these fears began to ebb in response to Federal Reserve easing moves.

  The erosion of expectations for corporate profit growth over the last year contributed to an outperformance by a small group of "supercap" growth stocks for much of the year. Investors had more confidence in the prospect for strong persistent earnings growth for this small group of stocks than for the broad market. Value stocks, which often have greater cyclical sensitivity to earnings fluctuations, lagged behind these supercap growth stocks. In addition, many of the financial stocks that fall into the value category fell sharply, following the Russian default and global margin call concerns, before rebounding strongly after the Federal Reserve acted.

  The year ended December 31, 1998 was characterized by very different performances of the various market sectors. For example, the total return for the year on the Russell 1000 Index, with a heavy large-cap representation, was 27.02%, while the Russell 1000 Growth Index returned 38.71% and the Russell 1000 Value Index returned 15.63%. The return on the Russell Midcap Index was 10.09% while the small-cap Russell 2000 Index return was negative 2.55%.***

  Another pattern in 1998 was that high quality assets outperformed medium and low quality assets. Treasury bonds outperformed junk bonds; U.S. and European stocks outperformed emerging market stocks; blue chip stocks, especially major growth stocks, generally rose more than the average stock. In an environment of concern about financial risks, the high-grade assets were the market leaders.

PORTFOLIO FOCUS

  The Fund's performance significantly trailed that of the S&P 500 in 1998. The Fund's value orientation made it challenging to surpass the index's performance, which was primarily driven by large-capitalization growth stocks. Growth stocks in the S&P 500 appreciated 42.2%, whereas value stocks returned 14.7% in 1998. In fact, the top ten contributors to the S&P 500 Index's returns in 1998, including Microsoft, General Electric, Wal-Mart Stores, Lucent Technologies and Cisco Systems, generated over 40% of the index's total return. The Fund did not own these securities because of their high valuation levels and thus did not participate in this portion of the stock market rally. The Fund did not keep pace with the S& P Barra Value Index(+) in 1998, primarily because of its underweighted position in telephone utilities and consumer durables throughout the reporting period. Performance of this index was even more concentrated than that of the S&P 500, with the top ten stocks accounting for 65% of the index's 1998 return. We owned four of these ten stocks during the reporting period, but not the others because, by our stated valuation levels, they did not qualify as value stocks.

  The Fund's best performing sectors during 1998 included consumer services and capital goods. The Fund was overweighted in both of these sectors throughout the year. The Fund's top five performing stocks were Sun Microsystems, International Business Machines, Alcatel Alsthom, ADS, McDonald' s, and Tricon Global Restaurants. Among the weakest performing sectors in the Fund were health care and technology. Due to the high valuation levels of these sectors, the Fund was underweighted in both of these areas throughout the year. Venator Group, Republic Industries, RJR Nabisco Holdings, Bankers Trust New York and Lam Research were the weakest securities in the Fund.

  The Fund' s investment policies remain unchanged. It continues to emphasize large-cap value stocks with strong operating fundamentals and positive business momentum.

  Currently, the Fund is overweighted in financial services, consumer services and energy and underweighted in technology and health care. Recent strategy changes included increasing the consumer durables, technology and utilities weightings and decreasing the basic industries and energy weightings. We believe that the holdings in the Fund represent strong value, consistent with our investment style.

  We appreciate the opportunity to serve your investment needs.

                 Sincerely,


                 [Valerie J. Sill signature]


                 Valerie J. Sill

                 Portfolio Manager

January 22, 1999

New York, N.Y.

*Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class B and Class C shares.

**SOURCE: LIPPER ANALYTICAL SERVICES, INC.--Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor' s Composite Stock Price Index is a widely accepted unmanaged index of U.S. stock market performance.

***The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 89% of the total market capitalization of the Russell 3000 Index. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Index consists of the bottom 800 securities in the Russell 1000 Index as ranked by total market capitalization and is a widely accepted measure of medium-cap stock market performance. The Russell 2000 Index is composed of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization. All indices are unmanaged and include reinvested dividends.

(+)SOURCE: LIPPER ANALYTICAL SERVICES, INC.--Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor' s Barra Value Index (Value Index) is a capitalization-weighted index of all the stocks in the Standard & Poor's 500 Composite Stock Price Index (S&P
500) that have low price-to-book ratios. It is designed so that approximately 50% of the S&P 500's market capitalization is in the Value Index.



DREYFUS PREMIER CORE VALUE FUND                             DECEMBER 31, 1998
-----------------------------------------------------------------------------

  COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN DREYFUS PREMIER CORE VALUE FUND CLASS A SHARES AND THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE
                                     INDEX

                                    Dollars

$57,864

Standard & Poor's 500 Composite Stock Price Index*

$33,616

Dreyfus Premier Core Value Fund (Class A Shares)

*Source: Lipper Analytical Services, Inc.

Average Annual Total Returns            Actual Aggregate Total Returns
-----------------------------------------------------------------------------

                       Class A Shares                                                      Class B Shares
      _______________________________________________________          __________________________________________________________

                                                                                                             % Return Reflecting

                                               % Return                                                     Applicable Contingent

                                              Reflecting                                      % Return         Deferred Sales

                        % Return Without    Maximum Initial                                  Assuming No         Charge Upon

Period Ended 12/31/98     Sales Charge   Sales Charge (5.75%)     Period Ended 12/31/98      Redemption          Redemption*
___________________       ____________     ________________       ________________           __________       _________________
1 Year                      7.06%             0.89%               From Inception (1/16/98)     10.24%               6.24%

5 Years                    17.23             15.85

10 Years                   13.56             12.89

Actual Aggregate Total Returns                                     Average Annual Total Returns
------------------------------------------------------------------------------------------------------------------------------

                       Class C Shares                                                    Class R Shares
_______________________________________________________           __________________________________________________________

                                          % Return Reflecting

                                         Applicable Contingent

                             % Return       Deferred Sales

                             Assuming         Charge Upon

Period Ended 12/31/98      No Redemption     Redemption**         Period Ended 12/31/98
___________________       ____________    __________________      _________________

From Inception (1/16/98)     10.24%            9.24%              1 Year                      7.01%

                                                                  From Inception (8/4/94)    19.25

                                                                                      Institutuional Shares
                                                                  __________________________________________________________


                                                                  Period Ended 12/31/98
                                                                  _________________

                                                                  1 Year                      7.17%

                                                                  5 Years                    17.35%

                                                                  From Inception (2/1/93)    17.12
------------------------

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in Class A shares of Dreyfus Premier Core Value Fund on 12/31/88 to a $10,000 investment made in the Standard & Poor's 500 Composite Stock Price Index on that date. All dividends and capital gain distributions are reinvested. Performance for Class B, Class C, Class R and Institutional shares will vary from the performance of Class A shares shown above due to differences in charges and expenses.

The Fund' s performance shown in the line graph takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses. The Standard & Poor' s 500 Composite Stock Price Index is a widely accepted, unmanaged index of overall stock market performance, which does not take into account charges, fees and other expenses. Further information relating to Fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.

*The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years.

**The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

DREYFUS PREMIER CORE VALUE FUND

(FORMERLY DREYFUS CORE VALUE FUND)
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                    DECEMBER 31, 1998

Common Stocks--97.8%                                                                                 Shares           Value
-------------------------------------------------------                                          _____________    _____________

       Aerospace &
          Military Technology--.0%  C.S.F. (Thompson)  . . . . . . . . . . . . . . . . . .              3,025     $     129,963
                                                                                                                  _____________


                  Appliances--2.1%  Philips Electronics  . . . . . . . . . . . . . . . . .            189,200        12,806,475

                                    Rinnai . . . . . . . . . . . . . . . . . . . . . . . .              4,300            75,040

                                    Sony . . . . . . . . . . . . . . . . . . . . . . . . .              1,500           109,026
                                                                                                                  _____________

                                                                                                                     12,990,541
                                                                                                                  _____________


                  Automobiles--.1%  Autoliv  . . . . . . . . . . . . . . . . . . . . . . .              2,700            96,704

                                    Honda Motor  . . . . . . . . . . . . . . . . . . . . .              2,000            65,530

                                    Toyota Motor . . . . . . . . . . . . . . . . . . . . .              3,000            81,339

                                    Volkswagen . . . . . . . . . . . . . . . . . . . . . .                850            67,873
                                                                                                                  _____________

                                                                                                                        311,446
                                                                                                                  _____________


                     Banking--2.9%  ABN-Amro . . . . . . . . . . . . . . . . . . . . . . .              4,706            99,050

                                    Australia & New Zealand Banking  . . . . . . . . . . .             11,340            74,181

                                    Banco Pinto & Sotto Mayor  . . . . . . . . . . . . . .              2,360            44,745

                                    Banco Popular Espanol  . . . . . . . . . . . . . . . .              1,100            83,065

                                    BankAmerica  . . . . . . . . . . . . . . . . . . . . .            292,286        17,573,696

                                    Corporacion Bancaria de Espana, ADR  . . . . . . . . .              1,400            72,100

                                    Deutsche Bank  . . . . . . . . . . . . . . . . . . . .              1,200            70,641

                                    Development Bank of Singapore  . . . . . . . . . . . .              7,500            67,686

                                    Dexia France . . . . . . . . . . . . . . . . . . . . .                450            69,358

                                    HSBC . . . . . . . . . . . . . . . . . . . . . . . . .                888            22,122

                                    Istituto Bancario San Paolo di Torino, ADR . . . . . .              1,254  (a)       44,831

                                    Jyske Bank . . . . . . . . . . . . . . . . . . . . . .                500            48,290

                                    Kookmin Bank, ADS  . . . . . . . . . . . . . . . . . .                298  (a,b)      2,414

                                    Societe Generale . . . . . . . . . . . . . . . . . . .                510            82,623

                                    Standard Chartered . . . . . . . . . . . . . . . . . .              7,000            80,831

                                    UBS  . . . . . . . . . . . . . . . . . . . . . . . . .                300            92,140
                                                                                                                  _____________

                                                                                                                     18,527,773
                                                                                                                  _____________


            Basic Industries--2.0%  Bethlehem Steel  . . . . . . . . . . . . . . . . . . .              6,600  (a)       55,275

                                    British Steel, ADS . . . . . . . . . . . . . . . . . .                400             5,850

                                    Broken Hill Property, ADR  . . . . . . . . . . . . . .                200             2,875

                                    Dow Chemical . . . . . . . . . . . . . . . . . . . . .             34,000         3,091,875

                                    Reynolds Metals  . . . . . . . . . . . . . . . . . . .             89,500         4,715,531

                                    Union Carbide  . . . . . . . . . . . . . . . . . . . .            105,000         4,462,500

                                                                                                                  _____________

                                                                                                                     12,333,906

                                                                                                                  _____________


         Beverages & Tobacco--1.9%  Philip Morris Cos. . . . . . . . . . . . . . . . . . .            225,500        12,064,250

                                                                                                                  _____________


    Broadcasting & Publishing--.0%  Singapore Press Holdings . . . . . . . . . . . . . . .              4,000            43,610

                                                                                                                  _____________

DREYFUS PREMIER CORE VALUE FUND

(FORMERLY DREYFUS CORE VALUE FUND)
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                        DECEMBER 31, 1998

Common Stocks (continued)                                                                           Shares           Value
-------------------------------------------------------                                          _____________    _____________

           Building Materials--.0%  Boral  . . . . . . . . . . . . . . . . . . . . . . . .             26,256     $      37,310

                                    Forbo Holding  . . . . . . . . . . . . . . . . . . . .                160            69,869

                                    Sekisui Chemical . . . . . . . . . . . . . . . . . . .              7,000            46,984
                                                                                                                  _____________

                                                                                                                        154,163
                                                                                                                  _____________


               Capital Goods--9.0%  Federal-Mogul  . . . . . . . . . . . . . . . . . . . .             55,500         3,302,250

                                    Ingersoll-Rand . . . . . . . . . . . . . . . . . . . .             42,400         1,990,150

                                    Lockheed Martin  . . . . . . . . . . . . . . . . . . .             90,900         7,703,775

                                    LucasVarity, ADR . . . . . . . . . . . . . . . . . . .            159,800         5,353,300

                                    Northrop Grumman . . . . . . . . . . . . . . . . . . .             48,100         3,517,313

                                    United States Filter . . . . . . . . . . . . . . . . .            295,900  (a)    6,768,712

                                    United Technologies  . . . . . . . . . . . . . . . . .            133,400        14,507,250

                                    Waste Management . . . . . . . . . . . . . . . . . . .            287,212        13,391,260
                                                                                                                  _____________

                                                                                                                     56,534,010
                                                                                                                  _____________


                    Chemicals--.1%  AKZO Nobel, ADR  . . . . . . . . . . . . . . . . . . .              1,800            80,325

                                    Air Liquide  . . . . . . . . . . . . . . . . . . . . .                537            98,533

                                    Alstom, ADR  . . . . . . . . . . . . . . . . . . . . .              1,905  (a)       44,291

                                    BOC Group  . . . . . . . . . . . . . . . . . . . . . .              5,229            74,512

                                    Bayer  . . . . . . . . . . . . . . . . . . . . . . . .              2,750           114,831
                                                                                                                  _____________

                                                                                                                        412,492
                                                                                                                  _____________


       Construction & Housing--.0%  Hollandsche Beton Groep  . . . . . . . . . . . . . . .              3,182            39,336

                                    Nishimatsu Construction  . . . . . . . . . . . . . . .              8,000            46,631

                                    Tarkett  . . . . . . . . . . . . . . . . . . . . . . .              1,000            12,188
                                                                                                                  _____________

                                                                                                                         98,155
                                                                                                                  _____________


           Consumer Durables--3.2%  Ford Motor . . . . . . . . . . . . . . . . . . . . . .            129,800         7,617,638

                                    Lear . . . . . . . . . . . . . . . . . . . . . . . . .             32,300  (a)    1,243,550

                                    Republic Industries  . . . . . . . . . . . . . . . . .            425,600  (a)    6,277,600

                                    Whirpool . . . . . . . . . . . . . . . . . . . . . . .             95,300         5,277,238
                                                                                                                  _____________

                                                                                                                     20,416,026
                                                                                                                  _____________


       Consumer Non-Durables--8.9%  General Mills  . . . . . . . . . . . . . . . . . . . .             78,000         6,064,500

                                    Harcourt General . . . . . . . . . . . . . . . . . . .            194,200        10,329,012

                                    Hasbro . . . . . . . . . . . . . . . . . . . . . . . .            143,000         5,165,875

                                    Kimberly-Clark . . . . . . . . . . . . . . . . . . . .            272,800        14,867,600

                                    Loews  . . . . . . . . . . . . . . . . . . . . . . . .            158,100        15,533,325

                                    Mattel . . . . . . . . . . . . . . . . . . . . . . . .            121,800         2,778,563

                                    Nike, Cl. B  . . . . . . . . . . . . . . . . . . . . .             42,000         1,703,625

                                    RJR Nabisco Holdings . . . . . . . . . . . . . . . . .              3,500           103,906
                                                                                                                  _____________

                                                                                                                     56,546,406
                                                                                                                  _____________

DREYFUS PREMIER CORE VALUE FUND

(FORMERLY DREYFUS CORE VALUE FUND)
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                        DECEMBER 31, 1998

Common Stocks (continued)                                                                           Shares           Value
-------------------------------------------------------                                          _____________    _____________

          Consumer Services--13.6%  ACNielsen  . . . . . . . . . . . . . . . . . . . . . .            114,500  (a)   $3,234,625

                                    Abercrombie & Fitch, Cl. A . . . . . . . . . . . . . .                  1  (a)           71

                                    American Stores  . . . . . . . . . . . . . . . . . . .             81,400         3,006,713

                                    Circuit City Stores-Circuit City Group . . . . . . . .            247,700        12,369,519

                                    Deluxe . . . . . . . . . . . . . . . . . . . . . . . .            112,300         4,105,969

                                    Dun & Bradstreet . . . . . . . . . . . . . . . . . . .            144,100         4,548,156

                                    Federated Department Stores  . . . . . . . . . . . . .            234,500  (a)   10,215,406

                                    First Data . . . . . . . . . . . . . . . . . . . . . .            363,600        11,521,575

                                    Limited  . . . . . . . . . . . . . . . . . . . . . . .            355,000        10,339,375

                                    McDonald's . . . . . . . . . . . . . . . . . . . . . .            150,800        11,555,050

                                    Tele-Communications, Cl. A . . . . . . . . . . . . . .            152,000  (a)    8,407,500

                                    Tricon Global Restaurants  . . . . . . . . . . . . . .            136,100  (a)    6,822,012

                                                                                                                  _____________

                                                                                                                     86,125,971

                                                                                                                  _____________


              Data Processing--.0%  Canon  . . . . . . . . . . . . . . . . . . . . . . . .              4,000            85,313

                                                                                                                  _____________


     Electrical & Electronics--.1%  Mabuchi Motor  . . . . . . . . . . . . . . . . . . . .              1,000            76,393

                                    Murata Manufacturing . . . . . . . . . . . . . . . . .              3,000           124,260

                                    Rohm . . . . . . . . . . . . . . . . . . . . . . . . .              1,000            90,877

                                    Siemens  . . . . . . . . . . . . . . . . . . . . . . .              1,900           122,628

                                    Toshiba  . . . . . . . . . . . . . . . . . . . . . . .             10,000            59,437

                                                                                                                  _____________

                                                                                                                        473,595

                                                                                                                  _____________


                     Energy--11.0%  Canadian Pacific . . . . . . . . . . . . . . . . . . .            300,000         5,662,500

                                    Conoco, Cl. A  . . . . . . . . . . . . . . . . . . . .            239,000  (a)    4,989,125

                                    ENI, ADS . . . . . . . . . . . . . . . . . . . . . . .              1,800           121,950

                                    Elf Aquitaine, ADS . . . . . . . . . . . . . . . . . .            103,800         5,877,675

                                    Exxon  . . . . . . . . . . . . . . . . . . . . . . . .             86,900         6,354,563

                                    Mobil  . . . . . . . . . . . . . . . . . . . . . . . .            220,000        19,167,500

                                    Phillips Petroleum . . . . . . . . . . . . . . . . . .            153,600         6,547,200

                                    Repsol, ADR  . . . . . . . . . . . . . . . . . . . . .              2,500           136,563

                                    Schlumberger . . . . . . . . . . . . . . . . . . . . .            141,400         6,522,075

                                    Tosco  . . . . . . . . . . . . . . . . . . . . . . . .            258,400         6,686,100

                                    Unocal . . . . . . . . . . . . . . . . . . . . . . . .            253,000         7,384,438

                                    YPF Sociedad Anonima, ADS  . . . . . . . . . . . . . .              2,300            64,256

                                                                                                                  _____________

                                                                                                                     69,513,945

                                                                                                                  _____________


  Energy Equipment & Services--.0%  Fred Olson Energy  . . . . . . . . . . . . . . . . . .              2,200  (a)       13,547

                                                                                                                  _____________


         Financial Services--16.5%  Aetna  . . . . . . . . . . . . . . . . . . . . . . . .             71,500         5,621,688

                                    Allmerica Financial  . . . . . . . . . . . . . . . . .             97,600         5,648,600

                                    Allstate . . . . . . . . . . . . . . . . . . . . . . .            339,900        13,128,637

                                    American General . . . . . . . . . . . . . . . . . . .             75,000         5,850,000

                                    American International Group . . . . . . . . . . . . .            118,350        11,435,569

                                    Chase Manhattan  . . . . . . . . . . . . . . . . . . .            258,000        17,560,125

DREYFUS PREMIER CORE VALUE FUND

(FORMERLY DREYFUS CORE VALUE FUND)
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                        DECEMBER 31, 1998

Common Stocks (continued)                                                                           Shares           Value
-------------------------------------------------------                                          _____________    _____________

    Financial Services (continued)  Credit Saison  . . . . . . . . . . . . . . . . . . . .              4,000     $     98,384

                                    Equitable Cos. . . . . . . . . . . . . . . . . . . . .            117,100         6,777,162

                                    Everest Reinsurance Holdings . . . . . . . . . . . . .            162,400         6,323,450

                                    First Union  . . . . . . . . . . . . . . . . . . . . .            220,828        13,429,103

                                    Hartford Financial Services Group  . . . . . . . . . .            107,100         5,877,113

                                    Henderson Investment . . . . . . . . . . . . . . . . .             70,000            41,112

                                    Nichiei  . . . . . . . . . . . . . . . . . . . . . . .              1,380           109,688

                                    Republic New York  . . . . . . . . . . . . . . . . . .            130,000         5,923,125

                                    Washington Mutual  . . . . . . . . . . . . . . . . . .            174,786         6,674,640

                                                                                                                  _____________

                                                                                                                    104,498,396

                                                                                                                  _____________


     Foods & Related Products--.0%  Barry Callebaut  . . . . . . . . . . . . . . . . . . .                169            38,375

                                    Bongrain . . . . . . . . . . . . . . . . . . . . . . .                140            62,654

                                    Kao  . . . . . . . . . . . . . . . . . . . . . . . . .              4,000            90,082

                                                                                                                  _____________

                                                                                                                        191,111

                                                                                                                  _____________


      Forest & Paper Products--.6%  Buhrmann . . . . . . . . . . . . . . . . . . . . . . .              3,040            54,427

                                    Fletcher Challenge Paper . . . . . . . . . . . . . . .             47,061            31,450

                                    Fort James . . . . . . . . . . . . . . . . . . . . . .             86,000         3,440,000

                                                                                                                  _____________

                                                                                                                      3,525,877

                                                                                                                  _____________


                 Health Care--4.5%  Amgen  . . . . . . . . . . . . . . . . . . . . . . . .              1,600  (a)      167,300

                                    Columbia/HCA Healthcare  . . . . . . . . . . . . . . .            265,500         6,571,125

                                    Hoechst  . . . . . . . . . . . . . . . . . . . . . . .              1,900            78,824

                                    Johnson & Johnson  . . . . . . . . . . . . . . . . . .             75,000         6,290,625

                                    Medeva . . . . . . . . . . . . . . . . . . . . . . . .             13,000            23,061

                                    Merck KGaA . . . . . . . . . . . . . . . . . . . . . .              2,100            94,561

                                    Pharmacia & Upjohn . . . . . . . . . . . . . . . . . .            153,200         8,674,950

                                    Tenet Healthcare . . . . . . . . . . . . . . . . . . .            243,000  (a)    6,378,750

                                    Yamanouchi Pharmaceutical  . . . . . . . . . . . . . .              3,000            96,441

                                                                                                                  _____________

                                                                                                                     28,375,637

                                                                                                                  _____________


        Industrial Components--.0%  LucasVarity, ADS . . . . . . . . . . . . . . . . . . .             19,020            63,224

                                    Michelin . . . . . . . . . . . . . . . . . . . . . . .              1,018            40,729

                                    Minebea  . . . . . . . . . . . . . . . . . . . . . . .              8,000            91,425

                                    Morgan Crucible  . . . . . . . . . . . . . . . . . . .             13,222            60,501

                                                                                                                  _____________

                                                                                                                        255,879

                                                                                                                  _____________


                   Insurance--2.3%  CIGNA  . . . . . . . . . . . . . . . . . . . . . . . .            188,500        14,573,406

                                    Dai-Tokyo Fire & Marine Insurance  . . . . . . . . . .             14,000            49,457

                                    Royal & Sun Alliance Insurance . . . . . . . . . . . .             11,502            93,582

                                                                                                                  _____________

                                                                                                                     14,716,445

                                                                                                                  _____________

DREYFUS PREMIER CORE VALUE FUND

(FORMERLY DREYFUS CORE VALUE FUND)
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                        DECEMBER 31, 1998

Common Stocks (continued)                                                                           Shares           Value
-------------------------------------------------------                                          _____________    _____________

            Leisure & Tourism--.0%  NAMCO  . . . . . . . . . . . . . . . . . . . . . . . .              2,000     $      40,095

                                    Stakis . . . . . . . . . . . . . . . . . . . . . . . .             40,000            66,316

                                                                                                                  _____________

                                                                                                                        106,411

                                                                                                                  _____________


                    Machinery--.1%  Fuji Machine Manufacturing . . . . . . . . . . . . . .              2,000            63,057

                                    GEA  . . . . . . . . . . . . . . . . . . . . . . . . .              2,100            63,419

                                    Laird Group  . . . . . . . . . . . . . . . . . . . . .             11,400            30,807

                                    Mitsubishi Heavy Industries  . . . . . . . . . . . . .             13,000            50,517

                                    Scania AB  . . . . . . . . . . . . . . . . . . . . . .              1,800            33,010

                                    Stork  . . . . . . . . . . . . . . . . . . . . . . . .              2,250            51,433

                                    Sulzer . . . . . . . . . . . . . . . . . . . . . . . .                120            73,013

                                                                                                                  _____________

                                                                                                                        365,256

                                                                                                                  _____________


                Merchandising--.6%  Guyenne et Gascogne  . . . . . . . . . . . . . . . . .                170            76,263

                                    Ito-Yokado . . . . . . . . . . . . . . . . . . . . . .              1,000            69,769

                                    Matsumotokiyoshi . . . . . . . . . . . . . . . . . . .              2,000            77,188

                                    Safeway  . . . . . . . . . . . . . . . . . . . . . . .             19,688            98,575

                                    Storehouse . . . . . . . . . . . . . . . . . . . . . .             26,026            58,682

                                    Venator Group  . . . . . . . . . . . . . . . . . . . .            577,200  (a)    3,715,725

                                                                                                                  _____________

                                                                                                                      4,096,202

                                                                                                                  _____________


                       Metals--.0%  China Steel, ADR . . . . . . . . . . . . . . . . . . .                  7  (a,b)         88

                                    KM Europa Metal  . . . . . . . . . . . . . . . . . . .                400            23,055

                                    Pechiney A . . . . . . . . . . . . . . . . . . . . . .              1,100            35,937

                                    Rio Tinto  . . . . . . . . . . . . . . . . . . . . . .              7,000            81,121

                                    Usinor . . . . . . . . . . . . . . . . . . . . . . . .              4,300            47,763

                                                                                                                  _____________

                                                                                                                        187,964

                                                                                                                  _____________


      Miscellaneous Materials--.0%  Bunzl  . . . . . . . . . . . . . . . . . . . . . . . .             19,000            74,025

                                                                                                                  _____________


               Multi-Industry--.0%  First Philippine Holdings  . . . . . . . . . . . . . .              8,400             4,535

                                    Hunter Douglas . . . . . . . . . . . . . . . . . . . .              2,428            80,472

                                    Orkla AS-B . . . . . . . . . . . . . . . . . . . . . .              2,400            31,287

                                    Pacific Dunlop . . . . . . . . . . . . . . . . . . . .             27,686            44,768

                                    Tomkins  . . . . . . . . . . . . . . . . . . . . . . .             25,164           118,275

                                                                                                                  _____________

                                                                                                                        279,337

                                                                                                                  _____________


                   Recreation--.0%  Sankyo . . . . . . . . . . . . . . . . . . . . . . . .              2,000            33,383

                                                                                                                  _____________


                  Technology--7.5%  Compaq Computer  . . . . . . . . . . . . . . . . . . .            204,900         8,592,994

                                    Hewlett-Packard  . . . . . . . . . . . . . . . . . . .            145,600         9,946,300

                                    International Business Machines  . . . . . . . . . . .             64,100        11,842,475

                                    Learning Co. . . . . . . . . . . . . . . . . . . . . .            114,900  (a)    2,980,219

                                    Sun Microsystems . . . . . . . . . . . . . . . . . . .            161,100  (a)   13,794,188

                                                                                                                  _____________

                                                                                                                     47,156,176

                                                                                                                  _____________

DREYFUS PREMIER CORE VALUE FUND

(FORMERLY DREYFUS CORE VALUE FUND)
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                        DECEMBER 31, 1998

Common Stocks (continued)                                                                           Shares           Value
-------------------------------------------------------                                          _____________    _____________

           Telecommunications--.1%  Hellenic Tellecommunication Organization . . . . . . .              3,888  (a)   $   51,516

                                    Royal PTT Nederland, ADS . . . . . . . . . . . . . . .              2,013           101,153

                                    SK Telecom . . . . . . . . . . . . . . . . . . . . . .                  6             4,448

                                    Swisscom . . . . . . . . . . . . . . . . . . . . . . .                150  (a)       62,773

                                    TNT Post Group . . . . . . . . . . . . . . . . . . . .              1,076            34,970

                                    Telecom Italia . . . . . . . . . . . . . . . . . . . .             21,000           131,977

                                    Telefonica del Peru, ADS . . . . . . . . . . . . . . .              2,900            36,794

                                                                                                                  _____________

                                                                                                                        423,631

                                                                                                                  _____________


              Transportation--1.4%  British Airways  . . . . . . . . . . . . . . . . . . .              1,911            12,839

                                    British Airways, ADR . . . . . . . . . . . . . . . . .                360            24,413

                                    Deutsche Lufthansa . . . . . . . . . . . . . . . . . .              2,900            64,073

                                    Union Pacific  . . . . . . . . . . . . . . . . . . . .            190,800         8,597,925

                                                                                                                  _____________

                                                                                                                      8,699,250

                                                                                                                  _____________


                   Utilities--9.3%  AT&T . . . . . . . . . . . . . . . . . . . . . . . . .             96,400         7,254,100

                                    Bell Atlantic  . . . . . . . . . . . . . . . . . . . .              1,200            63,600

                                    CMS Energy . . . . . . . . . . . . . . . . . . . . . .            165,000         7,992,188

                                    Duke Energy  . . . . . . . . . . . . . . . . . . . . .             51,500         3,299,219

                                    Edison International . . . . . . . . . . . . . . . . .            202,300         5,639,113

                                    Endesa . . . . . . . . . . . . . . . . . . . . . . . .              4,200           111,450

                                    Entergy  . . . . . . . . . . . . . . . . . . . . . . .            220,900         6,875,513

                                    GTE  . . . . . . . . . . . . . . . . . . . . . . . . .             96,500         6,507,719

                                    Gas Y Electridad . . . . . . . . . . . . . . . . . . .              1,022           102,419

                                    Hongkong Electric Holdings . . . . . . . . . . . . . .             24,000            72,801

                                    Illinova . . . . . . . . . . . . . . . . . . . . . . .              4,400           110,000

                                    Pinnacle West Capital  . . . . . . . . . . . . . . . .            126,900         5,377,388

                                    PowerGen . . . . . . . . . . . . . . . . . . . . . . .              9,221           120,771

                                    SBC Communications . . . . . . . . . . . . . . . . . .            160,600         8,612,175

                                    Southern . . . . . . . . . . . . . . . . . . . . . . .            229,700         6,675,656

                                    VEBA . . . . . . . . . . . . . . . . . . . . . . . . .              2,450           146,653

                                    Viag . . . . . . . . . . . . . . . . . . . . . . . . .                 40            23,463

                                                                                                                  _____________

                                                                                                                     58,984,228

                                                                                                                  _____________


      Wholesale &

          International Trade--.0%  Kesko  . . . . . . . . . . . . . . . . . . . . . . . .              4,500            67,099

                                    Marubeni . . . . . . . . . . . . . . . . . . . . . . .             22,000            37,693

                                                                                                                  _____________

                                                                                                                        104,792

                                                                                                                  _____________

                                    TOTAL COMMON STOCKS

                                        (cost $545,529,463)  . . . . . . . . . . . . . . .                         $618,849,112

                                                                                                                  _____________


DREYFUS PREMIER CORE VALUE FUND

(FORMERLY DREYFUS CORE VALUE FUND)
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                        DECEMBER 31, 1998

Preferred Stocks--1.8%                                                                              Shares           Value
-------------------------------------------------------                                          _____________    _____________

       Areospace &

          Military Technology--.0%  Rheinmetall  . . . . . . . . . . . . . . . . . . . . .              1,500     $      28,188

                                                                                                                  _____________


               Miscellaneous--1.8%  News . . . . . . . . . . . . . . . . . . . . . . . . .            458,000        11,306,875

                                                                                                                  _____________


           Textiles & Apparel--.0%  Hugo Boss  . . . . . . . . . . . . . . . . . . . . . .                 12            23,235

                                                                                                                  _____________

                                    TOTAL  PREFERRED STOCKS

                                        (cost $7,782,138)  . . . . . . . . . . . . . . . .                        $  11,358,298

                                                                                                                  _____________


TOTAL INVESTMENTS (cost $553,311,601). . . . . . . . . . . . . . . . . . . . . . . . . . .              99.6%      $630,207,410
                                                                                                      _______     _____________

CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                .4%     $    2,782,359
                                                                                                      _______     _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%      $632,989,769
                                                                                                      _______     _____________

Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a) Non-income producing.

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1998, these securities amounted to $2,502.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER CORE VALUE FUND

(FORMERLY DREYFUS CORE VALUE FUND)
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                         DECEMBER 31, 1998

                                                                                                      Cost             Value
                                                                                                 _____________     _____________

ASSETS:                          Investments in securities--See Statement of Investments . .      $553,311,601     $630,207,410

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                            4,378,092

                                 Cash denominated in foreign currencies  . . . . . . . . .            439,328           438,739

                                 Receivable for investment securities sold . . . . . . . .                            6,010,469

                                 Dividends receivable  . . . . . . . . . . . . . . . . . .                              796,789

                                 Receivable for shares of Beneficial Interest subscribed . .                             68,879

                                                                                                                  _____________

                                                                                                                    641,900,378

                                                                                                                  _____________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                              596,046

                                 Due to Distributor  . . . . . . . . . . . . . . . . . . .                                8,210

                                 Payable for investment securities purchased . . . . . . .                            6,876,416

                                 Payable for shares of Beneficial Interest redeemed  . . .                            1,428,937

                                 Loan commitment fees payable--Note 4  . . . . . . . . . .                                1,000

                                                                                                                  _____________

                                                                                                                      8,910,609

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $632,989,769

                                                                                                                  _____________

                                                                                                                  _____________

REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                         $550,318,027

                                 Accumulated undistributed investment income--net  . . . .                              225,958

                                 Accumulated net realized gain (loss) on investments . . .                            5,548,532

                                 Accumulated net unrealized appreciation (depreciation)
                                   on investments and foreign currency transactions  . . .                           76,897,252

                                                                                                                  _____________

 NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $632,989,769
                                                                                                                  _____________


                           NET ASSET VALUE PER SHARE
                              --------------------

                                                 Class A           Class B           Class C          Class R     Institutional
                                               _____________     ___________        _________        _________     ___________
Net Assets . . . . . . . . . . . . . . . . .     $555,862,705      $2,032,806         $195,003        $841,651      $74,057,604

Shares Outstanding . . . . . . . . . . . . .       18,999,543          69,635            6,680          28,778        2,533,094

NET ASSET VALUE PER SHARE. . . . . . . . . .           $29.26          $29.19           $29.19          $29.25           $29.24
                                                      _______         _______          _______         _______          _______

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER CORE VALUE FUND

(FORMERLY DREYFUS CORE VALUE FUND)
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS                          YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME
INCOME:                          Cash dividends (net of $215,646 foreign taxes
                                    withheld at source)  . . . . . . . . . . . . .          $10,874,955

                                 Interest    . . . . . . . . . . . . . . . . . . .              758,516

                                                                                          _____________

                                        Total Income . . . . . . . . . . . . . . .                                $11,633,471

EXPENSES:                        Management fee--Note 2(a) . . . . . . . . . . . .            5,950,806

                                 Distribution and service fees--Note 2(b)  . . . .            1,582,709

                                 Loan commitment fees--Note 4  . . . . . . . . . .                4,120

                                                                                          _____________

                                        Total Expenses . . . . . . . . . . . . . .                                  7,537,635

                                                                                                                 ____________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                  4,095,836

                                                                                                                 ____________

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 3:

                                 Net realized gain (loss) on investments and
                                    foreign currency transactions  . . . . . . . .          $48,918,026

                                 Net realized gain (loss) on forward currency
                                    exchange contracts . . . . . . . . . . . . . .              (81,199)

                                                                                          _____________

                                        Net Realized Gain (Loss) . . . . . . . . .                                 48,836,827

                                 Net unrealized appreciation (depreciation) on
                                    investments and foreign currency transactions  .                               (8,172,759)

                                                                                                                 ____________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . .                                 40,664,068

                                                                                                                 ____________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . .                                $44,759,904

                                                                                                                 ____________











                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER CORE VALUE FUND

(FORMERLY DREYFUS CORE VALUE FUND)
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                        Year Ended            Year Ended

                                                                                    December 31, 1998(1)   December 31, 1997(2)
                                                                                       _________________     _________________

OPERATIONS:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    4,095,836      $     4,258,431

   Net realized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . .        48,836,827          134,796,722

   Net unrealized appreciation (depreciation) on investments . . . . . . . . . . . .        (8,172,759)           2,183,414

                                                                                         _____________        _____________

       Net Increase (Decrease) in Net Assets Resulting from Operations . . . . . . .        44,759,904          141,238,567

                                                                                         _____________        _____________

DIVIDENDS TO SHAREHOLDERS:

  From investment income--net:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (3,168,010)          (3,766,094)

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (377)             ---

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (52)             ---

       Class R shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (6,978)            (124,133)

       Institutional shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (528,055)            (593,353)

   In excess of investment income--net:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          ---                  (139,777)

       Class R shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          ---                    (4,607)

       Institutional shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          ---                   (22,022)

   From net realized gain on investments:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (51,737,780)        (117,738,346)

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (143,476)             ---

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (15,130)             ---

       Class R shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (78,806)          (2,973,474)

       Institutional shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (6,909,155)         (16,088,315)
                                                                                         _____________        _____________

          Total Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (62,587,819)        (141,450,121)

                                                                                         _____________        _____________


DREYFUS PREMIER CORE VALUE FUND

(FORMERLY DREYFUS CORE VALUE FUND)
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                             Year Ended         Year Ended

                                                                                       December 31, 1998(1) December 31, 1997(2)
                                                                                         _________________  _________________

BENEFICIAL INTEREST TRANSACTIONS:

  Net proceeds from shares sold:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        95,520,325          145,936,701

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,307,043             ---
       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           235,931             ---

       Class R shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           276,835            1,897,752

       Institutional shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         6,947,289           22,101,585

   Dividends reinvested:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        45,635,415          104,964,016

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           113,872             ---

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            10,479             ---

       Class R shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            85,711            3,102,096

       Institutional shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         7,196,240           16,151,789

   Cost of shares redeemed:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (155,282,068)        (152,159,333)

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (236,332)             ---

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (34,016)             ---

       Class R shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (363,657)         (15,558,384)

       Institutional shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (18,513,042)         (29,635,346)

                                                                                         _____________        _____________

          Increase (Decrease) in Net Assets from Beneficial Interest Transactions  .       (16,099,975)          96,800,876
                                                                                         _____________        _____________

             Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . .       (33,927,890)          96,589,322

NET ASSETS:

   Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       666,917,659          570,328,337

                                                                                         _____________        _____________

   End of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $632,989,769         $666,917,659
                                                                                         _____________        _____________

 UNDISTRIBUTED INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF INVESTMENT INCOME)--NET .   $    225,958       $      (166,406)

                                                                                         _____________        _____________
------------------------

(1) Effective January 16, 1998, Investor shares were redesignated as Class A shares, Restricted shares were redesignated as Class R shares and the Fund commenced selling Class B and Class C shares.

(2) Effective August 15, 1997, Class R shares were redesignated as Restricted shares.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER CORE VALUE FUND

(FORMERLY DREYFUS CORE VALUE FUND)
-----------------------------------------------------------------------------


STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                             Year Ended         Year Ended

                                                                                       December 31, 1998(1) December 31, 1997(2)
                                                                                         _________________  _________________


CAPITAL SHARE TRANSACTIONS:

  Class A Shares

  _______________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        3,027,578           4,295,680

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . .        1,522,707           3,583,594

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (4,997,829)         (4,447,295)

                                                                                             __________          __________

                                 Net Increase (Decrease) in Shares Outstanding . . . .         (447,544)          3,431,979

                                                                                             __________          __________

   Class B Shares

   _______________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           73,785              --

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . .            3,915              --

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (8,065)              --

                                                                                             __________          __________

                                 Net Increase (Decrease) in Shares Outstanding . . . .           69,635              --

                                                                                             __________          __________

   Class C Shares

   ______________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            7,514              --

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . .              358              --

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (1,192)              --

                                                                                             __________          __________

                                 Net Increase (Decrease) in Shares Outstanding . . . .            6,680              --
                                                                                             __________          __________

   Class R Shares

   ______________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            9,127              54,551

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . .            2,869             105,597

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (12,007)           (512,826)

                                                                                             __________          __________

                                 Net Increase (Decrease) in Shares Outstanding . . . .              (11)           (352,678)
                                                                                             __________          __________

   Institutional Shares

   ___________________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          232,611             629,753

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . .          240,213             551,297

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (611,875)           (875,068)

                                                                                             __________          __________

                                 Net Increase (Decrease) in Shares Outstanding . . . .         (139,051)            305,982
                                                                                             __________          __________
-----------------------------

(1) Effective January 16, 1998, Investor shares were redesignated as Class A shares, Restricted shares were redesignated as Class R shares and the Fund commenced selling Class B and Class C shares.

(2) Effective August 15, 1997, Class R shares were redesignated as Restricted shares.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER CORE VALUE FUND

(FORMERLY DREYFUS CORE VALUE FUND)
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                        Class A Shares(1)
                                                                        ______________________________________________________

                                                                                     Year Ended December 31,
                                                                        ______________________________________________________

PER SHARE DATA:                                                      1998         1997         1996          1995        1994(2)
                                                                   _______      _______      _______       _______      _______
   Net asset value, beginning of period  . . . . . . . . . .        $30.11       $30.40       $30.13        $24.56       $27.80
                                                                   _______      _______      _______       _______      _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . .           .19          .22          .31           .41          .42

   Net realized and unrealized gain (loss) on investments  .          1.95         6.98         6.03          8.24        (.29)
                                                                   _______      _______      _______       _______      _______


   Total from Investment Operations  . . . . . . . . . . . .          2.14         7.20         6.34          8.65          .13
                                                                   _______      _______      _______       _______      _______

   Distributions:

   Dividends from investment income--net . . . . . . . . . .         (.17)        (.23)        (.30)         (.45)        (.40)

   Dividends in excess of investment income--net . . . . . .            --        (.01)           --            --           --

   Dividends from net realized gain on investments . . . . .        (2.82)       (7.25)       (5.77)        (2.63)       (2.97)
                                                                   _______      _______      _______       _______      _______

   Total Distributions . . . . . . . . . . . . . . . . . . .        (2.99)       (7.49)       (6.07)        (3.08)       (3.37)
                                                                   _______      _______      _______       _______      _______

   Net asset value, end of period  . . . . . . . . . . . . .        $29.26       $30.11       $30.40        $30.13       $24.56
                                                                   _______      _______      _______       _______      _______

TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . . .          7.06%(3)    25.21%       21.44%        35.56%         .38%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . .          1.15%        1.14%        1.13%         1.13%        1.11%

   Ratio of net investment income to average net assets  . .           .61%         .64%         .96%         1.43%        1.47%

   Decrease reflected in above expense ratios
       due to undertakings by the Manager  . . . . . . . . .            --          .01%         .02%          .02%         .01%

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . .         84.32%       92.99%       88.46%        54.42%       73.00%

   Net Assets, end of period (000's Omitted) . . . . . . . .      $555,863     $585,624     $486,816      $401,674     $317,868
-----------------------------

(1) On February 1, 1993 existing shares of the Fund were designated the Retail Class and effective April 4, 1994 the Retail Class shares were reclassified as Investor Shares. Effective January 16, 1998, Investor Shares were redesignated as Class A shares.

(2) Prior to April 4, 1994, The Boston Company Advisors, Inc. served as the Fund' s investment adviser. From April 4, 1994 through October 16, 1994, Mellon Bank, N.A. served as the Fund's investment manager. Effective October 17, 1994, The Dreyfus Corporation serves as the Fund's investment manager.

(3) Exclusive of sales load.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER CORE VALUE FUND

(FORMERLY DREYFUS CORE VALUE FUND)
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for the period from January 16, 1998
(commencement of initial offering) to December 31, 1998. This information has been derived from the Fund's financial statements.


                                                                                                             Class B Shares
                                                                                                            _________________
                                                                                                              Period Ended

PER SHARE DATA:                                                                                             December 31, 1998
                                                                                                            _________________
   Net asset value, beginning of period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           $29.04

                                                                                                                 ________

   Investment Operations:

   Investment (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (.02)

   Net realized and unrealized gain (loss) on investments  . . . . . . . . . . . . . . . . . . . . . . .             3.00

                                                                                                                 ________

   Total from Investment Operations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             2.98

                                                                                                                 ________

   Distributions:

   Dividends from investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (.01)

   Dividends from net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . . . .           (2.82)

                                                                                                                 ________

   Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (2.83)

                                                                                                                 ________

   Net asset value, end of period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           $29.19

                                                                                                                 ________

TOTAL INVESTMENT RETURN(1) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            10.24%(2)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1.82%(2)

   Ratio of investment (loss) to average net assets  . . . . . . . . . . . . . . . . . . . . . . . . . .            (.14%)(2)

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           84.32%

   Net Assets, end of period (000's Omitted) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $2,033
-----------------------------

(1)  Exclusive of sales load.

(2)  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER CORE VALUE FUND

(FORMERLY DREYFUS CORE VALUE FUND)
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for the period from January 16, 1998
(commencement of initial offering) to December 31, 1998. This information has been derived from the Fund's financial statements.


                                                                                                             Class C Shares
                                                                                                            _________________
                                                                                                              Period Ended

PER SHARE DATA:                                                                                             December 31, 1998
                                                                                                            _________________

   Net asset value, beginning of period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           $29.04

                                                                                                                 ________

   Investment Operations:

   Investment (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (.02)

   Net realized and unrealized gain (loss) on investments  . . . . . . . . . . . . . . . . . . . . . . .             3.00

                                                                                                                 ________

   Total from Investment Operations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             2.98

                                                                                                                 ________

   Distributions:

   Dividends from investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (.01)

   Dividends from net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . . . .            (2.82)

                                                                                                                 ________

   Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (2.83)

                                                                                                                 ________

   Net asset value, end of period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           $29.19

                                                                                                                 ________

TOTAL INVESTMENT RETURN(1) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            10.24%(2)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1.82%(2)

   Ratio of investment (loss) to average net assets  . . . . . . . . . . . . . . . . . . . . . . . . . .             (.13%)(2)

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            84.32%

   Net Assets, end of period (000's Omitted) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             $195
-----------------------------

(1)  Exclusive of sales load.

(2)  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER CORE VALUE FUND

(FORMERLY DREYFUS CORE VALUE FUND)
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                       Class R Shares
                                                                          ____________________________________________________

                                                                                                                  Period Ended

                                                                                 Year Ended December 31,          December 31
                                                                        ______________________________________

PER SHARE DATA:                                                     1998(1)    1997(1,2)     1996        1995      1994(3,4)
                                                                    _______     _______     _______     _______     ________
   Net asset value, beginning of period  . . . . . . . . . . .       $30.11      $30.46      $30.18      $24.56       $28.45
                                                                    _______     _______     _______     _______     ________

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . . .          .26         .33         .36         .62          .29

   Net realized and unrealized gain (loss) on investments  . .         1.95        6.90        6.08        8.16         (.83)
                                                                    _______     _______     _______     _______     ________

   Total from Investment Operations  . . . . . . . . . . . . .         2.21        7.23        6.44        8.78         (.54)
                                                                    _______     _______     _______     _______     ________

   Distributions:

   Dividends from investment income--net . . . . . . . . . . .         (.25)       (.32)       (.39)       (.53)        (.38)

   Dividends in excess of investment income--net . . . . . . .          ---       (.01)         ---         ---          ---

   Dividends from net realized gain on investments . . . . . .        (2.82)      (7.25)      (5.77)      (2.63)       (2.97)
                                                                    _______     _______     _______     _______     ________

   Total Distributions . . . . . . . . . . . . . . . . . . . .        (3.07)      (7.58)      (6.16)      (3.16)       (3.35)
                                                                    _______     _______     _______     _______     ________

   Net asset value, end of period  . . . . . . . . . . . . . .       $29.25      $30.11      $30.46      $30.18       $24.56
                                                                    _______     _______     _______     _______     ________

TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . . . .         7.01%      25.54%      21.74%      36.05%       (2.31%)(5)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . . .          .90%        .89%        .88%        .88%          .35%(5)

   Ratio of net investment income to average net assets  . . .          .82%        .88%       1.23%       1.93%          .70%(5)

   Decrease reflected in above expense ratios
       due to undertakings by the Manager  . . . . . . . . . .           --         .01%        .02%        .02%          .01%(5)

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . . .        84.32%      92.99%      88.46%      54.42%        73.00%

   Net Assets, end of period (000's Omitted) . . . . . . . . .         $842        $867     $11,618        $185       $1,070
-----------------------------

(1) On August 15, 1997, Class R shares were redesignated as Restricted shares and effective January 16, 1998, Restricted shares were redesignated as Class R shares.

(2) Per share amounts have been calculated using the monthly average share method.

(3)  On  August  4,  1994,  the  Fund  commenced selling Trust shares. Effective
October 17, 1994 the Trust shares were reclassified as Class R shares.

(4) From August 4, 1994 through October 16, 1994, Mellon Bank, N.A. served as the Fund' s investment manager. Effective October 17, 1994, The Dreyfus
Corporation serves as the Fund's investment manager.

(5) Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER CORE VALUE FUND

(FORMERLY DREYFUS CORE VALUE FUND)
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FINANCIAL HIGHLIGHTS (CONTINUED)

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                     Institutional Shares
                                                                         ______________________________________________________

                                                                                     Year Ended December 31,
                                                                          ______________________________________________________

PER SHARE DATA:                                                     1998         1997         1996         1995         1994*
                                                                   _______      _______      _______       _______      _______
   Net asset value, beginning of period  . . . . . . . . . . .      $30.10       $30.38       $30.12        $24.56       $27.80
                                                                   _______      _______      _______       _______      _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . . .         .22          .26          .36           .47          .47

   Net realized and unrealized gain (loss) on investments  . .        1.95         6.98         6.01          8.20         (.31)
                                                                   _______      _______      _______       _______      _______

   Total from Investment Operations  . . . . . . . . . . . . .        2.17         7.24         6.37          8.67          .16
                                                                   _______      _______      _______       _______      _______

   Distributions:

   Dividends from investment income--net . . . . . . . . . . .        (.21)        (.26)        (.34)         (.48)        (.43)

   Dividends in excess of investment income--net . . . . . . .          --         (.01)          --            --           --

   Dividends from net realized gain on investments . . . . . .       (2.82)       (7.25)       (5.77)        (2.63)       (2.97)
                                                                   _______      _______      _______       _______      _______

   Total Distributions . . . . . . . . . . . . . . . . . . . .       (3.03)       (7.52)       (6.11)        (3.11)       (3.40)
                                                                   _______      _______      _______       _______      _______

   Net asset value, end of period  . . . . . . . . . . . . . .      $29.24       $30.10       $30.38        $30.12       $24.56
                                                                   _______      _______      _______       _______      _______

TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . . . .        7.17%       25.34%       21.57%        35.60%         .49%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . . .        1.05%        1.04%        1.03%         1.03%        1.02%

   Ratio of net investment income to average net assets  . . .         .71%         .74%        1.07%         1.53%        1.57%

   Decrease reflected in above expense ratios
       due to undertakings by the Manager  . . . . . . . . . .          --          .01%         .02%          .02%         .01%

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . . .       84.32%       92.99%       88.46%        54.42%       73.00%

   Net Assets, end of period (000's Omitted) . . . . . . . . .     $74,058      $80,427      $71,894       $75,607      $59,435
-----------------------------

* Prior to April 4, 1994, The Boston Company Advisors, Inc. served as the Fund's investment adviser. From April 4, 1994 through October 16, 1994, Mellon Bank, N.A. served as the Fund's investment manager. Effective October 17, 1994, The Dreyfus Corporation serves as the Fund's investment manager.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER CORE VALUE FUND

(FORMERLY DREYFUS CORE VALUE FUND)
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NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus Premier Core Value Fund (the "Fund") is a separate diversified series of The Dreyfus/Laurel Funds Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "Act" ), as an open-end management investment company and operates as a series company currently offering three series including the Fund. The Fund's investment objective is to seek long-term growth of capital and current income. The Dreyfus Corporation (the "Manager") serves as the Fund's investment manager. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank").

On November 20, 1997, the Fund's Trustees approved a change to the Fund's name from "Dreyfus Core Value Fund" to "Dreyfus Premier Core Value Fund," which became effective January 16, 1998.

  Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares. Effective January 16, 1998, Investor shares were redesignated as Class A shares, Restricted shares were redesignated as Class R shares and the Fund commenced selling Class B and Class C shares. The Fund is authorized to issue an unlimited number of shares of Beneficial Interest in the following classes of shares: Class A, Class B, Class C, Class R and Institutional shares. Class A shares are subject to a sales charge imposed at the time of purchase and bear a distribution fee. Class B shares are subject to a contingent deferred sales charge (" CDSC") imposed on Class B redemptions made within six years of purchase. Class C shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class C shares redeemed within one year of purchase. Class B and Class C shares bear a distribution and service fee. Class R shares are sold at net asset value per share primarily to bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution fee. Institutional shares are offered only to those customers of certain financial planners and investment advisers who held shares of a predecessor class of the Fund as of April 4, 1994, and bear a distribution fee. Each class of shares has identical rights and privileges, except with respect to the distribution and service fees and voting rights on matters affecting a single class.

  Prior to January 16, 1998, the Fund was authorized to issue an unlimited number of shares of Beneficial Interest in the following classes of shares:
Investor, Institutional and Restricted. Investor shares were sold primarily to retail investors and bore a distribution fee. Restricted shares were sold primarily to bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bore no distribution fee.

  Investment income, net of expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

DREYFUS PREMIER CORE VALUE FUND

(FORMERLY DREYFUS CORE VALUE FUND)
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

  (C) FOREIGN CURRENCY TRANSACTIONS: The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amount of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(D) FORWARD CURRENCY EXCHANGE CONTRACTS: The Fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the Fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract increases between those dates. The Fund is also exposed to credit risk associated with counter party nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. At December 31, 1998, there were no open forward currency exchange contracts.

  (E) DISTRIBUTIONS TO SHAREHOLDERS: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to
distribute    such    gain.

  (F) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

  (A) INVESTMENT MANAGEMENT FEE: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. The Manager also directs the

DREYFUS PREMIER CORE VALUE FUND

(FORMERLY DREYFUS CORE VALUE FUND)
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  investments of the Fund in accordance with its investment objective, policies and limitations. For these services, the Fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .90% of the value of the Fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the Fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, service fees, fees
and   expenses   of   non-interested   Trustees  (including  counsel  fees)  and
extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Trustees (including counsel) . Effective July 1, 1998, each trustee receives $40,000 per year, plus $5,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, and The Dreyfus/Laurel Funds Trust (the "Dreyfus/Laurel Funds") attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts)
 . These fees pertain to the Dreyfus/Laurel Funds and are charged and allocated to each series based on net assets. In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

  Prior to July 1, 1998 each trustee received $27,000 per year, $1,000 for each Board meeting attended and $750 for each Audit Committee meeting attended and was reimbursed for travel and out-of-pocket expenses. The Chairman of the Board received an additional annual fee of $25,000 per year. These fees pertained to the Dreyfus/Laurel Funds. (The $1,000 attendance fee and reimbursement of meeting expenses were also borne pro rata by Dreyfus High Yield Strategies Fund)
 . These fees and expenses were charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, were in fact paid directly by the Manager to the non-interested Trustees.

  Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, retained $29,358 during the period ended December 31, 1998, from commissions earned on sales of the Fund's shares.

  (B) DISTRIBUTION AND SERVICE PLAN: Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Class A shares and Institutional shares may pay annually up to .25 and .15 of 1%, respectively, of the value of their average daily net assets to compensate the Distributor and Dreyfus Service Corporation for shareholder servicing activities and the Distributor for activities and expenses primarily intended to result in the sale of Class A shares and Institutional shares. Under the Plan, Class B and Class C shares pay the Distributor for distributing shares at an aggregate annual rate of .75 of 1% of the value of the average daily net assets of Class B and Class C shares. Class B and Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1, under which Class B and Class C shares pay Dreyfus Service Corporation or the Distributor for providing certain services to the holders of Class B and Class C shares a fee at the annual rate of .25 of 1% of the value of the average daily net assets of Class B and Class C shares. During the period ended December 31, 1998, Class A, Class B, Class C and Institutional shares were charged $1,406,056, $8,452, $1,020 and $112,687, respectively, pursuant to the Plan. During the period ended December 31, 1998, Class B and Class C shares were charged $2,818 and $340, respectively, pursuant to the service plan.

DREYFUS PREMIER CORE VALUE FUND

(FORMERLY DREYFUS CORE VALUE FUND)
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Prior to January 16, 1998, under a prior Distribution Plan adopted pursuant to Rule 12b-1 under the Act, the Fund paid annually up to .25% of the value of the average daily net assets attributable to its Investor shares and up to .15% of the value of the average daily net assets attributable to its Institutional shares to compensate the Distributor and Dreyfus Service Corporation, for shareholder servicing activities and the Distributor for activities primarily intended to result in the sale of Investor and Institutional shares. During the period from January 1, 1998 to January 15, 1998, Investor shares and Institutional shares were charged $47,430 and $3,906, respectively, pursuant to the prior Distribution Plan.

Under its terms, the Plan and service plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

NOTE 3--SECURITIES TRANSACTIONS:

   The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward currency exchange contracts, during the period ended December 31, 1998 amounted to $545,729,997 and $619,683,077, respectively.

  At December 31, 1998, accumulated net unrealized appreciation on investments was $76,895,809, consisting of $103,004,088 gross unrealized appreciation and $26,108,279 gross unrealized depreciation.

  At December 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 4--BANK LINE OF CREDIT:

  The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility (" Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended December 31, 1998, the Fund did not borrow under the Facility.

DREYFUS PREMIER CORE VALUE FUND

(FORMERLY DREYFUS CORE VALUE FUND)
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INDEPENDENT AUDITORS' REPORT

THE BOARD OF TRUSTEES AND SHAREHOLDERS

THE DREYFUS/LAUREL FUNDS TRUST:

  We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Premier Core Value Fund of The Dreyfus/Laurel Funds Trust as of December 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Premier Core Value Fund of The Dreyfus/Laurel Funds Trust as of December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods presented herein, in conformity with generally accepted accounting principles.





New York, New York

February 19, 1999


DREYFUS PREMIER CORE VALUE FUND

(FORMERLY DREYFUS CORE VALUE FUND)
-----------------------------------------------------------------------------

IMPORTANT TAX INFORMATION (UNAUDITED)

  For Federal Tax purposes the Fund hereby designates $2.086 per share as a long-term capital gain distribution paid on December 24, 1998 and also designates $.567 per share as a long-term capital gain distribution of the $.795 per share paid on March 31, 1998.

The Fund also designates 100% of the ordinary dividends paid during the fiscal year ended December 31, 1998 as qualifying for the corporate dividends received deduction.

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DREYFUS PREMIER CORE VALUE FUND

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

Mellon Bank, N.A.

One Mellon Bank Center

Pittsburgh, PA 15258

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940












Printed in U.S.A.                                         312/712AR9812

                                 Annual Report
-------------------------------------------------------------------------------

                                DREYFUS PREMIER

                                CORE VALUE FUND
-------------------------------------------------------------------------------

                               December 31, 1998


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